Capital Income Builder®
Investment portfolio
July 31, 2020
unaudited
Common stocks 69.98% Health care 10.71%	Shares	Value (000)
Gilead Sciences, Inc.	29,974,040	$2,084,095
AbbVie Inc.	21,834,000	2,072,265
Amgen Inc.	7,612,558	1,862,565
GlaxoSmithKline PLC	87,111,700	1,744,419
Novartis AG	12,203,123	1,007,020
AstraZeneca PLC	4,572,848	510,594
AstraZeneca PLC (ADR)	1,156,600	64,515
Merck & Co., Inc.	4,217,850	338,440
Abbott Laboratories	2,681,900	269,906
Roche Holding AG, nonvoting, non-registered shares	589,332	203,693
Royalty Pharma PLC, Class A1,2	2,427,500	104,504
Pfizer Inc.	2,337,000	89,928
Eli Lilly and Company	474,470	71,308
Alcon Inc.[1]	258,667	15,556
		10,438,808
Utilities 9.43%
Dominion Energy, Inc.	17,348,656	1,405,762
E.ON SE	114,237,200	1,337,045
National Grid PLC	74,745,153	880,964
Iberdrola, SA, non-registered shares	65,136,361	837,863
Iberdrola, SA, interim shares[1,3]	1,017,728	13,091
SSE PLC	41,834,463	712,445
EDP - Energias de Portugal, SA	118,545,449	598,360
Enel SpA	61,644,545	561,235
Duke Energy Corp.	5,756,900	487,840
Consolidated Edison, Inc.	4,442,800	341,340
DTE Energy Company	2,822,500	326,366
Southern Co.	4,500,000	245,745
Edison International	3,519,718	195,943
Naturgy Energy Group, SA	9,775,992	181,256
Exelon Corp.	4,158,100	160,544
American Electric Power Company, Inc.	1,397,927	121,452
Public Service Enterprise Group Inc.	2,000,000	111,880
CLP Holdings Ltd.	10,869,437	102,940
Centrica PLC	129,403,013	82,611
Guangdong Investment Ltd.	50,490,000	81,563
Power Assets Holdings Ltd.	12,780,001	71,153
Infratil Ltd.	16,859,895	54,007
AES Corp.	3,432,800	52,281
ENGIE SA, bonus dividend[1,3]	3,736,041	49,686
ENGIE SA, bonus shares[1,3]	82,583	1,098
Ratch Group PCL, foreign registered	21,810,000	41,791
Keppel Infrastructure Trust[3]	98,702,941	39,232
Sempra Energy	307,900	38,321
Endesa, SA	1,278,238	36,197
Capital Income Builder — Page 1 of 38

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
CK Infrastructure Holdings Ltd.	3,853,000	$20,084
ENN Energy Holdings Ltd.	215,000	2,605
		9,192,700
Financials 9.41%
Zurich Insurance Group AG	2,521,624	926,980
JPMorgan Chase & Co.	7,586,500	733,159
CME Group Inc., Class A	4,304,789	715,370
Münchener Rückversicherungs-Gesellschaft AG	2,032,659	538,255
Truist Financial Corp.	13,962,775	523,046
Ping An Insurance (Group) Company of China, Ltd., Class H	41,162,500	436,040
Ping An Insurance (Group) Company of China, Ltd., Class A	6,398,527	69,582
Hong Kong Exchanges and Clearing Ltd.	10,164,790	485,530
DBS Group Holdings Ltd.[3]	31,408,713	452,163
PNC Financial Services Group, Inc.	3,632,000	387,425
Toronto-Dominion Bank (CAD denominated)	7,578,600	335,349
State Street Corp.	4,678,274	298,427
Great-West Lifeco Inc. (CAD denominated)	16,742,000	295,980
Principal Financial Group, Inc.	6,265,400	265,841
QBE Insurance Group Ltd.	33,494,852	237,150
Royal Bank of Canada[2]	3,300,000	227,646
Power Corp. of Canada, subordinate voting shares	12,100,000	214,728
BOC Hong Kong (Holdings) Ltd.	74,824,000	208,534
China Pacific Insurance (Group) Co., Ltd., Class H	69,167,000	200,353
Sampo Oyj, Class A	5,250,437	189,686
Travelers Companies, Inc.	1,256,150	143,729
Moscow Exchange MICEX-RTS PJSC	76,512,170	137,125
Bank of Montreal[2]	2,460,044	134,587
East West Bancorp, Inc.	3,836,500	132,973
BNP Paribas SA1	3,237,900	130,117
Banca Mediolanum SpA	14,763,298	109,473
KeyCorp	8,709,400	104,600
Svenska Handelsbanken AB, Class A1	8,397,969	79,175
The Blackstone Group Inc., Class A	1,194,600	63,648
B3 SA - Brasil, Bolsa, Balcao	4,979,046	60,552
Everest Re Group, Ltd.	256,861	56,199
Intesa Sanpaolo SpA[1]	27,782,200	55,870
Marsh & McLennan Companies, Inc.	476,909	55,608
Banco Santander, SA	21,391,000	45,572
China Merchants Bank Co., Ltd., Class H	8,800,000	41,046
Euronext NV	312,150	35,630
Bank of New York Mellon Corp.	646,100	23,163
Wells Fargo & Company	904,400	21,941
		9,172,252
Consumer staples 9.07%
Philip Morris International Inc.	26,974,900	2,071,942
British American Tobacco PLC	40,530,911	1,339,373
British American Tobacco PLC (ADR)[2]	10,544,443	353,766
General Mills, Inc.	10,652,395	673,977
Nestlé SA	5,599,907	661,910
Coca-Cola Company	13,861,400	654,813
Altria Group, Inc.	13,167,300	541,834
Unilever PLC	6,982,510	417,977
Imperial Brands PLC	18,444,882	308,082
Capital Income Builder — Page 2 of 38

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Carlsberg A/S, Class B	1,955,831	$287,108
Danone SA2	3,595,518	239,466
Procter & Gamble Company	1,259,860	165,193
Kimberly-Clark Corp.	1,000,000	152,040
Kellogg Co.	2,000,000	137,980
Anheuser-Busch InBev SA/NV	2,284,690	124,121
ITC Ltd.	46,379,000	120,361
Diageo PLC	3,143,900	115,271
Japan Tobacco Inc.	5,946,900	101,798
Reckitt Benckiser Group PLC	966,500	97,492
Vector Group Ltd.[4]	9,625,518	84,897
Kraft Heinz Company	1,809,900	62,224
PepsiCo, Inc.	427,600	58,863
Kirin Holdings Company, Ltd.	2,077,500	39,919
Convenience Retail Asia Ltd.[2,4]	51,330,000	24,439
Treasury Wine Estates Ltd.	1,171,841	9,042
		8,843,888
Information technology 8.34%
Broadcom Inc.	8,431,900	2,670,804
Microsoft Corp.	9,489,260	1,945,393
Taiwan Semiconductor Manufacturing Company, Ltd.	75,020,756	1,089,670
Intel Corp.	8,315,810	396,914
International Business Machines Corp.	2,600,000	319,644
Western Union Company	11,946,000	290,049
QUALCOMM Inc.	2,569,230	271,336
Vanguard International Semiconductor Corp.	70,445,249	228,930
Paychex, Inc.	2,395,600	172,292
Delta Electronics, Inc.	20,417,000	139,391
KLA Corp.	669,900	133,866
NetApp, Inc.	2,861,845	126,780
Apple Inc.	282,000	119,861
Maxim Integrated Products, Inc.	1,295,000	88,176
Texas Instruments Inc.	471,600	60,153
Globalwafers Co., Ltd.	3,526,000	50,733
VTech Holdings Ltd.	5,736,100	31,122
		8,135,114
Real estate 6.06%
Crown Castle International Corp. REIT	11,536,298	1,923,101
Digital Realty Trust, Inc. REIT	5,083,106	816,042
CK Asset Holdings Ltd.	89,741,780	498,482
Link Real Estate Investment Trust REIT	49,039,800	380,597
VICI Properties Inc. REIT	16,542,601	359,140
American Tower Corp. REIT	1,044,659	273,063
Gaming and Leisure Properties, Inc. REIT	6,928,348	250,875
Federal Realty Investment Trust REIT	2,600,000	198,380
TAG Immobilien AG	7,235,702	189,388
Longfor Group Holdings Ltd.	34,343,500	169,717
Charter Hall Group REIT	16,312,560	122,605
Equity Residential REIT	1,983,000	106,348
Essex Property Trust, Inc. REIT	433,000	95,580
Daito Trust Construction Co., Ltd.	1,157,710	90,469
Sun Hung Kai Properties Ltd.	5,855,353	71,697
Americold Realty Trust REIT	1,725,000	69,604
Capital Income Builder — Page 3 of 38

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
China Overseas Land & Investment Ltd.	20,947,000	$63,785
Nexity SA, Class A, non-registered shares	1,762,815	59,928
Mindspace Business Parks REIT[1,3,5]	15,184,800	55,817
Embassy Office Parks REIT	10,629,600	50,890
MGM Growth Properties LLC REIT, Class A	1,192,000	32,589
China Resources Land Ltd.	6,772,000	28,223
		5,906,320
Communication services 4.64%
Verizon Communications Inc.	16,566,236	952,227
BCE Inc. (CAD denominated)	17,443,900	731,382
Nippon Telegraph and Telephone Corp.	21,257,500	490,697
Koninklijke KPN NV	189,689,759	490,238
Comcast Corp., Class A	10,787,500	461,705
HKT Trust and HKT Ltd., units	270,505,060	398,587
Vodafone Group PLC	183,326,114	277,314
AT&T Inc.	5,552,810	164,252
TELUS Corp.	6,679,278	115,838
Euskaltel, SA, non-registered shares[4]	11,611,000	108,870
KT Corp. (ADR)	6,318,600	62,301
Singapore Telecommunications Ltd.[3]	30,154,228	54,601
ITV PLC	71,158,812	52,796
HKBN Ltd.	26,956,500	49,807
ProSiebenSat.1 Media SE1	3,562,000	36,613
CenturyLink, Inc.	3,500,000	33,775
Bharti Infratel Ltd.	9,347,700	24,003
Zegona Communications PLC[4]	14,394,740	21,858
Cumulus Media Inc., Class A1	33,691	132
		4,526,996
Energy 4.40%
Chevron Corp.	10,995,100	922,929
TC Energy Corp. (CAD denominated)	13,318,635	607,042
TC Energy Corp.	4,786,599	218,269
Enbridge Inc. (CAD denominated)	20,786,298	665,280
Exxon Mobil Corp.	9,865,000	415,119
Canadian Natural Resources, Ltd. (CAD denominated)	16,777,000	295,973
Total SE	7,371,642	271,791
BP PLC	71,113,226	256,129
Equitrans Midstream Corp.	18,930,300	182,677
EOG Resources, Inc.	3,880,000	181,778
Royal Dutch Shell PLC, Class B	9,382,726	132,744
Royal Dutch Shell PLC, Class B (ADR)	738,100	20,888
ConocoPhillips	2,216,900	82,890
Inter Pipeline Ltd.[2]	4,028,600	37,746
Tribune Resources, LLC[1,3,6]	209,689	134
		4,291,389
Industrials 3.96%
United Parcel Service, Inc., Class B2	6,383,000	911,237
Raytheon Technologies Corp.	8,945,000	507,003
Deutsche Post AG1	8,619,500	347,853
Singapore Technologies Engineering Ltd.[3]	100,008,000	238,824
VINCI SA	2,626,780	225,259
BAE Systems PLC	31,907,146	204,739
Capital Income Builder — Page 4 of 38

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	1,021,900	$177,146
BOC Aviation Ltd.	28,980,470	167,519
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[4]	8,628,671	159,984
Trinity Industries, Inc.[4]	7,693,900	150,262
Caterpillar Inc.	996,000	132,349
Stanley Black & Decker, Inc.	685,760	105,141
CCR SA, ordinary nominative	30,535,100	87,568
ABB Ltd.	3,494,705	87,009
RELX PLC	3,660,408	77,382
ComfortDelGro Corp., Ltd.[3]	57,433,022	56,885
Cummins Inc.	272,000	52,567
Lockheed Martin Corp.	134,390	50,930
ALD SA	4,942,514	49,371
General Dynamics Corp.	224,400	32,929
Melrose Industries PLC	18,809,400	20,992
I.M.A. Industria Macchine Automatiche SpA[1,2]	166,948	13,274
		3,856,223
Materials 2.97%
Dow Inc.	18,283,813	750,733
Rio Tinto PLC	8,466,182	511,445
BHP Group PLC	20,886,424	452,483
LyondellBasell Industries NV	3,410,000	213,193
Evonik Industries AG	7,320,191	197,204
BASF SE	3,166,500	174,600
Air Products and Chemicals, Inc.	513,400	147,156
Amcor PLC (CDI)	9,405,749	96,834
Nutrien Ltd.	2,916,617	95,053
Asahi Kasei Corp.	11,644,700	82,714
Givaudan SA	14,615	60,103
CRH PLC	906,610	32,850
Linde PLC	130,600	32,011
Nexa Resources SA	4,624,901	29,091
WestRock Co.	662,600	17,797
		2,893,267
Consumer discretionary 0.99%
McDonald’s Corp.	1,000,000	194,280
Hasbro, Inc.	2,076,600	151,093
Kering SA	231,811	131,548
Home Depot, Inc.	409,500	108,718
Sands China Ltd.	24,410,930	94,490
Gree Electric Appliances, Inc. of Zhuhai, Class A	10,470,625	85,376
LVMH Moët Hennessy-Louis Vuitton SE	150,518	65,026
Industria de Diseño Textil, SA	1,591,539	42,220
Hyundai Motor Co.	374,110	39,722
Midea Group Co., Ltd., Class A	2,688,665	27,640
Cie. Financière Richemont SA, Class A	342,235	21,143
		961,256
Total common stocks (cost: $59,284,384,000)		68,218,213
Capital Income Builder — Page 5 of 38

unaudited
Preferred securities 0.10% Information technology 0.09%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,078,464	$86,356
Financials 0.01%
CoBank, ACB, Class E, noncumulative, preferred shares[5]	13,000	8,060
Total preferred securities (cost: $85,099,000)		94,416
Rights & warrants 0.01% Utilities 0.01%
EDP - Energias de Portugal, SA, rights, expire 2020[1]	118,545,449	12,037
Energy 0.00%
Tribune Resources, LLC, Class A, warrants, expire 2023[1,3,6]	196,789	—[7]
Tribune Resources, LLC, Class B, warrants, expire 2023[1,3,6]	153,058	—[7]
Tribune Resources, LLC, Class C, warrants, expire 2023[1,3,6]	46,500	—[7]
Total rights & warrants (cost: $28,000)		12,037
Convertible stocks 1.42% Utilities 0.47%
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	1,725,000	176,192
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	2,798,300	154,494
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	897,800	93,362
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	648,900	33,483
		457,531
Information technology 0.44%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	373,750	426,415
Health care 0.19%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	155,000	189,881
Industrials 0.16%
Stanley Black & Decker, Inc., Series C, 5.00% cumulative, convertible preferred shares	74,691	84,774
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	749,200	71,519
		156,293
Real estate 0.14%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	96,480	139,414
Consumer discretionary 0.02%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	197,211	20,157
Total convertible stocks (cost: $1,243,348,000)		1,389,691
Capital Income Builder — Page 6 of 38

unaudited
Convertible bonds & notes 0.06% Consumer discretionary 0.06%	Principal amount (000)	Value (000)
Carnival Corp., convertible notes, 5.75% 2023[5]	$11,153	$16,217
Royal Caribbean Cruises Ltd., convertibles notes, 4.25% 2023[5]	40,000	38,134
Total convertible bonds & notes (cost: $51,530,000)		54,351
Bonds, notes & other debt instruments 24.52% U.S. Treasury bonds & notes 8.09% U.S. Treasury 7.01%
U.S. Treasury 8.75% 2020[8]	165,000	165,470
U.S. Treasury 2.25% 2021	42,570	43,469
U.S. Treasury 3.125% 2021	75,000	76,761
U.S. Treasury 3.625% 2021	31,600	32,193
U.S. Treasury 8.00% 2021[8]	337,500	371,706
U.S. Treasury 8.125% 2021	124,000	134,259
U.S. Treasury 7.25% 2022	182,500	208,970
U.S. Treasury 7.625% 2022	39,700	46,517
U.S. Treasury 2.75% 2023	127,520	136,705
U.S. Treasury 6.25% 2023	350,000	415,079
U.S. Treasury 7.125% 2023	299,800	353,248
U.S. Treasury 2.125% 2024	6,000	6,485
U.S. Treasury 7.50% 2024[8]	331,274	434,851
U.S. Treasury 0.25% 2025	22,471	22,509
U.S. Treasury 0.25% 2025	—[7]	—[7]
U.S. Treasury 2.625% 2025	4,775	5,381
U.S. Treasury 2.75% 2025	100,000	111,621
U.S. Treasury 2.875% 2025	150,000	168,885
U.S. Treasury 2.875% 2025	100,000	113,167
U.S. Treasury 6.875% 2025	145,145	193,519
U.S. Treasury 7.625% 2025	250,000	333,965
U.S. Treasury 1.625% 2026	2,455	2,649
U.S. Treasury 1.75% 2026	1,833	1,996
U.S. Treasury 1.875% 2026	1,132	1,236
U.S. Treasury 6.00% 2026	206,000	270,874
U.S. Treasury 6.50% 2026	178,000	246,640
U.S. Treasury 6.75% 2026	35,000	48,530
U.S. Treasury 2.25% 2027	75	84
U.S. Treasury 6.125% 2027[8]	317,000	448,346
U.S. Treasury 6.375% 2027	85,000	120,534
U.S. Treasury 6.625% 2027	65,000	91,426
U.S. Treasury 2.875% 2028	221,325	263,693
U.S. Treasury 3.125% 2028	192	233
U.S. Treasury 5.25% 2028	89,000	123,877
U.S. Treasury 5.50% 2028	140,000	196,143
U.S. Treasury 5.25% 2029	25,000	35,048
U.S. Treasury 6.125% 2029	30,000	45,049
U.S. Treasury 0.625% 2030	8,556	8,626
U.S. Treasury 6.25% 2030[8]	193,000	299,090
U.S. Treasury 1.125% 2040	228,288	234,351
U.S. Treasury 2.50% 2046	29,300	37,907
U.S. Treasury 2.875% 2046	20,300	28,160
U.S. Treasury 3.00% 2047[8]	116,000	164,937
U.S. Treasury 2.875% 2049[8]	41,800	59,111
U.S. Treasury 3.00% 2049[8]	228,388	329,394
Capital Income Builder — Page 7 of 38

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2050[8]	$312,000	$315,900
U.S. Treasury 2.00% 2050	70,597	84,804
		6,833,398
U.S. Treasury inflation-protected securities 1.08%
U.S. Treasury Inflation-Protected Security 0.625% 2023[9]	38,708	40,576
U.S. Treasury Inflation-Protected Security 0.50% 2024[9]	304,977	324,313
U.S. Treasury Inflation-Protected Security 2.375% 2025[9]	136,020	158,434
U.S. Treasury Inflation-Protected Security 0.375% 2027[9]	83,851	92,293
U.S. Treasury Inflation-Protected Security 0.375% 2027[9]	78,611	87,376
U.S. Treasury Inflation-Protected Security 0.50% 2028[9]	129,930	145,651
U.S. Treasury Inflation-Protected Security 2.125% 2041[9]	867	1,366
U.S. Treasury Inflation-Protected Security 1.00% 2049[9]	137,247	197,458
		1,047,467
Total U.S. Treasury bonds & notes		7,880,865
Corporate bonds, notes & loans 8.01% Financials 1.20%
ACE Capital Trust II, junior subordinated, 9.70% 2030	7,210	10,677
ACE INA Holdings Inc. 2.30% 2020	815	818
ACE INA Holdings Inc. 2.875% 2022	2,910	3,064
ACE INA Holdings Inc. 3.35% 2026	2,905	3,338
ACE INA Holdings Inc. 4.35% 2045	3,230	4,568
Allstate Corp. 3.85% 2049	5,000	6,416
Ally Financial Inc. 5.75% 2025	2,500	2,825
Ally Financial Inc. 8.00% 2031	3,085	4,229
American International Group, Inc. 4.20% 2028	14,815	17,488
American International Group, Inc. 4.375% 2050	10,310	12,756
AON Corp. 2.20% 2022	5,120	5,320
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,607
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[5]	2,950	3,276
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[10]	3,025	3,153
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[10]	2,662	2,826
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[10]	7,740	8,462
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[10]	9,420	10,657
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[10]	7,242	8,630
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[10]	15,275	17,086
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[10]	11,410	11,634
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[10]	13,684	14,557
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)[10]	47,570	51,183
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[10]	11,410	12,213
Bank of Montreal 4.80% (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.979% on 8/25/2024)[10]	15,566	15,773
Bank of New York Mellon Corp., Series G, junior subordinated, 4.70% (5-year USD-CMT + 4.358% on 9/20/2025)[10]	4,500	4,884
Barclays Bank PLC 5.14% 2020	15,525	15,648
Barclays Bank PLC 4.95% 2047	4,000	5,616
Berkshire Hathaway Finance Corp. 4.20% 2048	18,300	24,949
Berkshire Hathaway Inc. 2.20% 2021	2,500	2,527
BNP Paribas 3.50% 2023[5]	25,000	26,658
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[10]	4,060	4,065
CIT Group Inc. 4.75% 2024	2,066	2,142
CIT Group Inc. 5.25% 2025	434	465
Capital Income Builder — Page 8 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[10]	$21,376	$23,274
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	18,162	19,922
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[10]	4,127	4,388
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[10]	12,870	15,704
Cooperatieve Rabobank UA 2.625% 2024[5]	4,450	4,751
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[5,10]	5,000	5,225
Credit Suisse Group AG 3.80% 2023	12,050	13,015
Credit Suisse Group AG 4.282% 2028[5]	2,000	2,282
Credit Suisse Group AG 4.194% 2031[5,10]	10,964	12,831
Danske Bank AS 3.875% 2023[5]	9,250	9,967
FS Energy and Power Fund 7.50% 2023[5]	2,980	2,630
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,072
Goldman Sachs Group, Inc. 1.963% 2023[11]	1,465	1,503
Goldman Sachs Group, Inc. 3.50% 2025	25,571	28,359
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[10]	15,772	18,233
Goldman Sachs Group, Inc. 2.60% 2030	19,282	20,713
Groupe BPCE SA 2.75% 2023[5]	22,675	23,862
Hartford Financial Services Group, Inc. 2.80% 2029	16,705	18,224
Hartford Financial Services Group, Inc. 3.60% 2049	1,818	2,133
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[10]	3,000	3,068
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[10]	12,500	14,594
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[10]	13,250	15,016
HSBC Holdings PLC 4.95% 2030	1,750	2,147
HSBC Holdings PLC 2.848% 2031[10]	8,923	9,365
Intesa Sanpaolo SpA 3.375% 2023[5]	4,100	4,249
Intesa Sanpaolo SpA 5.017% 2024[5]	9,100	9,580
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[10]	7,560	8,367
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[10]	9,833	10,408
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[10]	20,000	20,883
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)[10]	12,243	12,851
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[10]	7,650	8,712
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[10]	3,473	4,150
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[10]	11,799	12,881
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[10]	11,051	11,945
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[10]	15,000	18,638
JPMorgan Chase & Co., Series I, junior subordinated, 3.738% (3-month USD-LIBOR + 3.47% on 7/30/2020)[10]	24,198	23,233
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[10]	18,013	19,877
Lloyds Banking Group PLC 4.45% 2025	10,475	12,089
Lloyds Banking Group PLC 4.375% 2028	5,375	6,393
LPL Financial Holdings Inc. 5.75% 2025[5]	1,650	1,721
LPL Financial Holdings Inc. 4.625% 2027[5]	6,275	6,483
Marsh & McLennan Companies, Inc. 4.90% 2049	2,730	4,079
Marsh & McLennan Companies, Inc. 2.25% 2030	6,708	7,197
MetLife, Inc. 4.55% 2030	11,593	14,966
Morgan Stanley 2.50% 2021	15,000	15,247
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[10]	16,250	17,578
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[10]	27,305	29,207
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[10]	44,269	46,692
MSCI Inc. 4.00% 2029[5]	250	269
MSCI Inc. 3.875% 2031[5]	3,100	3,371
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	802
Navient Corp. 6.75% 2026	5,500	5,730
Navient Corp. 5.00% 2027	2,000	1,918
Capital Income Builder — Page 9 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 1.70% 2021[5]	$10,000	$10,159
New York Life Global Funding 2.25% 2022[5]	3,705	3,849
New York Life Insurance Company 3.75% 2050[5]	7,437	9,124
Prudential Financial, Inc. 4.35% 2050	3,185	4,198
Prudential Financial, Inc. 3.70% 2051	5,495	6,584
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[10]	3,700	4,379
QBE Insurance Group Ltd., junior subordinated, 5.875% (UST Yield Curve Rate T Note Constant Maturity 5-year + 5.513% on 5/12/2025)[5,10]	20,000	21,000
Rede D’Or Finance SARL 4.50% 2030[5]	5,600	5,027
Royal Bank of Scotland PLC 3.073% 2028 (UST Yield Curve Rate T Note Constant Maturity 1-year + 2.55% on 5/22/2027)[10]	4,375	4,709
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[10]	4,275	5,092
Springleaf Finance Corp. 6.125% 2022	1,805	1,901
Springleaf Finance Corp. 6.125% 2024	3,500	3,813
Starwood Property Trust, Inc. 5.00% 2021	2,000	2,027
Travelers Companies, Inc. 4.00% 2047	1,315	1,720
Travelers Companies, Inc. 4.05% 2048	2,753	3,610
Travelers Companies, Inc. 2.55% 2050	859	930
U.S. Bancorp 3.15% 2027	4,000	4,573
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[5,10]	6,500	7,216
UniCredit SpA 3.75% 2022[5]	11,970	12,355
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[5,10]	1,900	2,048
Wells Fargo & Company 2.10% 2021	15,000	15,258
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[10]	12,975	13,655
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[10]	18,824	19,635
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[10]	6,950	7,621
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[10]	24,562	26,101
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[10]	2,952	4,279
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[10]	10,599	10,958
Willis North America Inc. 3.875% 2049	1,944	2,413
		1,166,538
Health care 1.17%
Abbott Laboratories 3.40% 2023	3,702	4,044
Abbott Laboratories 3.75% 2026	3,549	4,181
AbbVie Inc. 2.30% 2021	1,995	2,022
AbbVie Inc. 5.00% 2021[5]	17,996	18,868
AbbVie Inc. 2.90% 2022	10,000	10,524
AbbVie Inc. 3.45% 2022[5]	3,000	3,121
AbbVie Inc. 3.80% 2025[5]	5,573	6,261
AbbVie Inc. 2.95% 2026[5]	27,523	30,401
AbbVie Inc. 3.20% 2029[5]	52,015	58,693
AbbVie Inc. 4.75% 2045[5]	1,000	1,292
AbbVie Inc. 4.875% 2048	4,000	5,517
AbbVie Inc. 4.25% 2049[5]	8,886	11,410
Aetna Inc. 2.80% 2023	1,095	1,160
Amgen Inc. 2.45% 2030	20,000	21,603
Amgen Inc. 3.15% 2040	3,515	3,994
Amgen Inc. 3.375% 2050	6,000	7,062
Anthem, Inc. 2.95% 2022	12,000	12,668
Anthem, Inc. 2.375% 2025	6,984	7,476
AstraZeneca PLC 4.00% 2029	19,681	24,130
AstraZeneca PLC 4.375% 2045	2,336	3,231
Capital Income Builder — Page 10 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca PLC 4.375% 2048	$567	$804
Bausch Health Companies Inc. 9.25% 2026[5]	15,700	17,678
Bayer US Finance II LLC 4.375% 2028[5]	3,000	3,554
Becton, Dickinson and Company 2.894% 2022	2,595	2,696
Becton, Dickinson and Company 3.363% 2024	10,000	10,885
Becton, Dickinson and Company 3.734% 2024	1,504	1,674
Becton, Dickinson and Company 3.70% 2027	11,049	12,651
Becton, Dickinson and Company 4.669% 2047	930	1,248
Becton, Dickinson and Company 3.794% 2050	8,115	9,908
Boston Scientific Corp. 3.375% 2022	3,150	3,300
Boston Scientific Corp. 2.65% 2030	20,633	22,493
Bristol-Myers Squibb Company 2.90% 2024	19,070	20,790
Bristol-Myers Squibb Company 3.40% 2029	10,719	12,635
Bristol-Myers Squibb Company 4.25% 2049	10,155	14,500
Centene Corp. 4.25% 2027	8,875	9,450
Centene Corp. 3.375% 2030	5,344	5,685
Cigna Corp. 4.375% 2028	11,068	13,374
Cigna Corp. 4.90% 2048	7,862	11,101
CVS Health Corp. 4.30% 2028	13,670	16,250
CVS Health Corp. 3.75% 2030	3,500	4,114
CVS Health Corp. 5.05% 2048	4,125	5,693
DaVita Inc. 4.625% 2030[5]	3,820	4,067
EMD Finance LLC 2.95% 2022[5]	4,900	5,059
EMD Finance LLC 3.25% 2025[5]	21,450	23,653
Encompass Health Corp. 4.50% 2028	1,270	1,329
Encompass Health Corp. 4.75% 2030	1,515	1,603
Endo International PLC 5.875% 2024[5]	225	225
GlaxoSmithKline PLC 3.375% 2023	25,000	27,068
HCA Inc. 4.125% 2029	8,450	9,900
HCA Inc. 5.875% 2029	2,500	3,048
HCA Inc. 5.25% 2049	5,000	6,650
Johnson & Johnson 1.95% 2020	6,680	6,714
Laboratory Corp. of America Holdings 4.70% 2045	6,900	9,206
Mallinckrodt PLC 5.625% 2023[5]	3,000	495
Merck & Co., Inc. 4.00% 2049	3,170	4,396
Molina Healthcare, Inc. 4.875% 2025[5]	5,600	5,746
Molina Healthcare, Inc. 4.375% 2028[5]	1,595	1,696
Novartis Capital Corp. 1.75% 2025	7,322	7,722
Novartis Capital Corp. 2.20% 2030	15,469	16,893
Pfizer Inc. 3.20% 2023	25,389	27,569
Pfizer Inc. 3.45% 2029	7,662	9,170
Pfizer Inc. 7.20% 2039	196	346
Pfizer Inc. 4.00% 2049	3,216	4,373
Pfizer Inc. 2.70% 2050	10,148	11,416
Shire PLC 2.40% 2021	1,640	1,673
Shire PLC 2.875% 2023	9,310	9,921
Shire PLC 3.20% 2026	68,549	77,072
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	29,378	32,889
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	29,962	37,678
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	2,061	2,128
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	1,138	1,242
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	7,242	7,969
Tenet Healthcare Corp. 7.50% 2025[5]	1,500	1,662
Tenet Healthcare Corp. 4.875% 2026[5]	13,400	14,034
Capital Income Builder — Page 11 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp. 5.125% 2027[5]	$6,000	$6,392
Teva Pharmaceutical Finance Co. BV 2.20% 2021	9,457	9,408
Teva Pharmaceutical Finance Co. BV 2.80% 2023	19,620	19,066
Teva Pharmaceutical Finance Co. BV 6.00% 2024	34,087	36,126
Teva Pharmaceutical Finance Co. BV 7.125% 2025[5]	3,500	3,848
Teva Pharmaceutical Finance Co. BV 3.15% 2026	107,950	98,759
Teva Pharmaceutical Finance Co. BV 6.75% 2028	25,925	28,824
Teva Pharmaceutical Finance Co. BV 4.10% 2046	20,859	17,864
Thermo Fisher Scientific Inc. 4.133% 2025	15,365	17,707
Thermo Fisher Scientific Inc. 4.497% 2030	5,627	7,165
UnitedHealth Group Inc. 2.125% 2021	2,000	2,023
UnitedHealth Group Inc. 2.375% 2024	14,639	15,734
UnitedHealth Group Inc. 3.50% 2024	3,485	3,851
UnitedHealth Group Inc. 3.70% 2025	2,180	2,524
UnitedHealth Group Inc. 3.75% 2025	4,090	4,707
UnitedHealth Group Inc. 2.875% 2029	5,945	6,781
UnitedHealth Group Inc. 3.70% 2049	2,760	3,551
UnitedHealth Group Inc. 2.90% 2050	6,428	7,310
Upjohn Inc. 2.70% 2030[5]	8,331	8,905
Upjohn Inc. 3.85% 2040[5]	2,189	2,500
Upjohn Inc. 4.00% 2050[5]	7,047	8,067
Valeant Pharmaceuticals International, Inc. 5.50% 2023[5]	11,840	11,883
Zimmer Holdings, Inc. 3.15% 2022	2,400	2,493
		1,138,241
Energy 1.04%
Apache Corp. 4.25% 2030	16,930	16,342
Apache Corp. 5.35% 2049	1,250	1,209
APT Pipelines Ltd. 4.20% 2025[5]	2,220	2,456
Baker Hughes, a GE Co. 4.486% 2030	3,396	4,043
Baker Hughes, a GE Co. 4.08% 2047	835	914
BP Capital Markets PLC 3.00% 2050	4,142	4,485
Canadian Natural Resources Ltd. 2.95% 2023	10,190	10,611
Canadian Natural Resources Ltd. 3.80% 2024	1,975	2,135
Canadian Natural Resources Ltd. 3.85% 2027	12,548	13,605
Canadian Natural Resources Ltd. 2.95% 2030	3,873	3,982
Canadian Natural Resources Ltd. 4.95% 2047	1,706	2,065
Cenovus Energy Inc. 3.80% 2023	3,060	3,069
Cenovus Energy Inc. 5.25% 2037	2,150	1,976
Cenovus Energy Inc. 5.40% 2047	5,935	5,349
Cheniere Energy Partners, LP 5.25% 2025	2,500	2,565
Cheniere Energy, Inc. 3.70% 2029[5]	5,684	6,036
Chevron Corp. 2.236% 2030	11,086	12,001
Chevron Corp. 3.078% 2050	1,887	2,192
CITGO Petroleum Corp. 7.00% 2025[5]	4,900	5,047
Concho Resources Inc. 4.30% 2028	11,145	12,657
Concho Resources Inc. 4.85% 2048	11,238	13,676
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[5,12]	607	179
DCP Midstream Operating LP 5.375% 2025	2,000	2,112
DCP Midstream Operating LP 5.625% 2027	4,000	4,154
Diamond Offshore Drilling, Inc. 4.875% 2043[13]	12,185	1,379
Diamondback Energy, Inc. 4.75% 2025	3,500	3,808
Enbridge Energy Partners, LP 5.875% 2025	24,860	29,981
Enbridge Energy Partners, LP 5.50% 2040	3,500	4,397
Capital Income Builder — Page 12 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 7.375% 2045	$25,043	$37,825
Endeavor Energy Resources, LP 6.625% 2025[5]	2,850	2,999
Energy Transfer Operating, LP 5.00% 2050	3,630	3,614
Energy Transfer Partners, LP 4.20% 2027	9,400	9,839
Energy Transfer Partners, LP 6.125% 2045	2,295	2,395
Energy Transfer Partners, LP 5.30% 2047	10,825	10,661
Energy Transfer Partners, LP 6.00% 2048	10,700	11,292
Energy Transfer Partners, LP 6.25% 2049	7,363	7,951
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)[10]	7,500	5,347
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[10]	5,220	3,767
Enterprise Products Operating LLC 2.80% 2030	377	405
Enterprise Products Operating LLC 4.20% 2050	2,795	3,214
Enterprise Products Operating LLC 3.20% 2052	4,218	4,208
EOG Resources, Inc. 4.375% 2030	1,090	1,329
EOG Resources, Inc. 4.95% 2050	5,574	7,656
EQM Midstream Partners, LP 6.00% 2025[5]	2,500	2,655
EQM Midstream Partners, LP 6.50% 2027[5]	1,255	1,386
EQT Corp. 7.875% 2025	2,000	2,208
EQT Corp. 3.90% 2027	3,020	2,853
EQT Corp. 8.75% 2030	15,000	17,386
Equinor ASA 3.625% 2028	13,165	15,587
Equinor ASA 3.25% 2049	7,583	8,710
Equinor ASA 3.70% 2050	3,550	4,411
Exxon Mobil Corp. 2.61% 2030	20,000	22,087
Exxon Mobil Corp. 3.452% 2051	16,993	20,232
Jonah Energy LLC 7.25% 2025[5]	2,500	319
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	9,664
Kinder Morgan Energy Partners, LP 5.50% 2044	1,600	1,975
Kinder Morgan, Inc. 3.15% 2023	1,190	1,252
Kinder Morgan, Inc. 4.30% 2025	75,495	85,717
Kinder Morgan, Inc. 4.30% 2028	31,330	36,585
Kinder Morgan, Inc. 2.00% 2031	3,000	2,994
Kinder Morgan, Inc. 5.55% 2045	41,290	53,765
Kinder Morgan, Inc. 5.05% 2046	2,500	3,086
Kinder Morgan, Inc. 5.20% 2048	6,168	7,929
Kinder Morgan, Inc. 3.25% 2050	9,294	9,187
Marathon Oil Corp. 4.40% 2027	3,375	3,431
MPLX LP 3.50% 2022	5,000	5,220
MPLX LP 6.25% 2022	520	525
MPLX LP 4.125% 2027	2,445	2,673
MPLX LP 4.00% 2028	6,080	6,624
MPLX LP 5.20% 2047	505	571
MPLX LP 5.50% 2049	5,856	7,025
Murphy Oil Corp. 5.875% 2027	1,005	926
Neptune Energy Group Holdings Ltd. 6.625% 2025[5]	4,955	4,351
NGPL PipeCo LLC 7.768% 2037[5]	2,000	2,553
Noble Corp. PLC 7.95% 2025[10]	1,785	24
Noble Corp. PLC 8.95% 2045[10]	3,010	53
Noble Energy, Inc. 3.85% 2028	1,220	1,394
Noble Energy, Inc. 3.25% 2029	10,050	11,322
Noble Energy, Inc. 5.05% 2044	596	797
Noble Energy, Inc. 4.95% 2047	8,001	10,918
Noble Energy, Inc. 4.20% 2049	4,762	6,033
Occidental Petroleum Corp. 4.85% 2021	414	417
Capital Income Builder — Page 13 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 2.90% 2024	$12,841	$12,108
Occidental Petroleum Corp. 3.20% 2026	789	720
Occidental Petroleum Corp. 3.50% 2029	3,555	3,165
Occidental Petroleum Corp. 4.40% 2049	6,000	4,903
Oleoducto Central SA 4.00% 2027[5]	1,065	1,103
ONEOK, Inc. 2.20% 2025	2,521	2,481
ONEOK, Inc. 5.85% 2026	4,557	5,232
ONEOK, Inc. 4.00% 2027	616	635
ONEOK, Inc. 4.55% 2028	203	213
ONEOK, Inc. 4.35% 2029	360	372
ONEOK, Inc. 3.10% 2030	2,809	2,657
ONEOK, Inc. 6.35% 2031	9,384	10,929
ONEOK, Inc. 4.95% 2047	628	618
ONEOK, Inc. 5.20% 2048	3,034	3,056
ONEOK, Inc. 4.45% 2049	1,510	1,375
ONEOK, Inc. 7.15% 2051	4,196	5,213
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	8,573
Petrobras Global Finance Co. 5.093% 2030[5]	1,702	1,756
Petrobras Global Finance Co. 5.60% 2031	5,400	5,675
Petrobras Global Finance Co. 7.25% 2044	300	346
Petrobras Global Finance Co. 6.75% 2050	3,700	4,032
Petrobras Global Finance Co. 6.85% 2115	1,035	1,098
Petróleos Mexicanos 4.50% 2026	2,032	1,865
Petróleos Mexicanos 6.84% 2030[5]	3,618	3,369
Petróleos Mexicanos 5.95% 2031[5]	580	500
Petróleos Mexicanos 6.75% 2047	1,190	969
Petróleos Mexicanos 6.35% 2048	4,571	3,605
Petróleos Mexicanos 7.69% 2050[5]	2,200	1,938
Petróleos Mexicanos 6.95% 2060[5]	1,275	1,055
Phillips 66 4.30% 2022	11,525	12,230
Phillips 66 Partners LP 3.605% 2025	540	580
Phillips 66 Partners LP 3.55% 2026	2,600	2,822
Phillips 66 Partners LP 3.75% 2028	670	714
Phillips 66 Partners LP 4.68% 2045	160	172
Phillips 66 Partners LP 4.90% 2046	735	828
Plains All American Pipeline, LP 3.80% 2030	1,135	1,138
QEP Resources, Inc. 5.25% 2023	5,130	3,594
QEP Resources, Inc. 5.625% 2026	350	205
Rattler Midstream Partners LP 5.625% 2025[5]	875	925
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	7,489
Sabine Pass Liquefaction, LLC 5.00% 2027	4,575	5,238
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,404
Sabine Pass Liquefaction, LLC 4.50% 2030[5]	13,400	15,424
Schlumberger BV 4.00% 2025[5]	16,490	18,323
Shell International Finance BV 3.25% 2050	8,000	9,038
Sunoco Logistics Operating Partners, LP 4.00% 2027	1,325	1,358
Sunoco Logistics Operating Partners, LP 5.40% 2047	10,286	10,348
Targa Resources Partners LP 6.875% 2029	3,110	3,518
Targa Resources Partners LP 5.50% 2030[5]	4,320	4,540
TC PipeLines, LP 4.375% 2025	1,984	2,145
Total Capital International 2.434% 2025	7,988	8,578
Total Capital International 3.127% 2050	12,211	13,783
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[10]	61,650	66,410
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 2.602% 2067[11]	1,000	681
Capital Income Builder — Page 14 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
TransCanada PipeLines Ltd. 4.10% 2030	$14,805	$17,521
TransCanada PipeLines Ltd. 4.875% 2048	7,500	10,117
Transportadora de Gas Peru SA 4.25% 2028[5]	1,090	1,197
Valaris PLC 5.20% 2025	4,265	267
Valaris PLC 5.75% 2044	1,750	102
Western Gas Partners LP 3.95% 2025	1,520	1,520
Western Gas Partners LP 4.65% 2026	3,105	3,190
Western Midstream Operating, LP 3.10% 2025	5,040	5,036
Western Midstream Operating, LP 4.05% 2030	3,755	3,807
Western Midstream Operating, LP 5.25% 2050	3,956	3,914
Williams Companies, Inc. 3.50% 2030	8,885	9,785
Williams Partners LP 4.125% 2020	5,000	5,005
Williams Partners LP 6.30% 2040	1,918	2,494
Williams Partners LP 5.10% 2045	1,278	1,514
WPX Energy, Inc. 5.875% 2028	5,000	5,128
		1,011,415
Communication services 0.99%
América Móvil, SAB de CV, 6.45% 2022	MXN45,000	2,060
América Móvil, SAB de CV, 8.46% 2036	147,200	6,775
AT&T Inc. 3.80% 2027	$4,535	5,188
AT&T Inc. 2.75% 2031	8,700	9,334
AT&T Inc. 2.25% 2032	9,275	9,534
AT&T Inc. 3.50% 2041	6,290	6,851
AT&T Inc. 4.30% 2042	353	419
AT&T Inc. 3.10% 2043	8,143	8,375
AT&T Inc. 4.75% 2046	13,347	16,560
AT&T Inc. 4.50% 2048	4,700	5,753
AT&T Inc. 3.65% 2051	5,274	5,780
AT&T Inc. 3.30% 2052	8,992	9,394
Cablevision Systems Corp. 5.75% 2030[5]	2,500	2,775
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,780
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[5]	17,570	18,610
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	14,950	15,641
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[5]	48,950	51,998
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	1,400	1,572
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	3,945	4,538
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[5]	2,000	2,122
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[5]	24,800	26,317
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[5]	32,777	34,928
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[5]	63,615	66,461
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	5,652	6,942
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	3,557	3,778
CenturyLink, Inc. 7.50% 2024	20,283	22,996
CenturyLink, Inc. 4.00% 2027[5]	3,950	4,131
CenturyLink, Inc., Series T, 5.80% 2022	5,725	6,038
Comcast Corp. 3.00% 2024	6,919	7,508
Comcast Corp. 3.70% 2024	7,561	8,420
Comcast Corp. 3.95% 2025	4,175	4,839
Comcast Corp. 2.35% 2027	3,220	3,485
Comcast Corp. 3.15% 2028	7,500	8,575
Comcast Corp. 2.65% 2030	30,228	33,490
Comcast Corp. 3.75% 2040	5,935	7,422
Comcast Corp. 3.45% 2050	5,418	6,599
Capital Income Builder — Page 15 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 2.80% 2051	$8,004	$8,732
CSC Holdings, LLC 5.50% 2026[5]	2,000	2,100
Deutsche Telekom AG 3.625% 2050[5]	7,840	9,299
Discovery Communications, Inc. 4.65% 2050	8,767	10,569
Fox Corp. 3.05% 2025	3,227	3,547
Fox Corp. 3.50% 2030	18,171	20,719
Frontier Communications Corp. 6.25% 2021[13]	600	194
Frontier Communications Corp. 10.50% 2022[13]	5,250	1,843
Frontier Communications Corp. 11.00% 2025[13]	4,800	1,723
Lamar Media Corp. 4.875% 2029[5]	4,650	4,891
Level 3 Communications, Inc. 5.125% 2023	3,000	3,021
Level 3 Communications, Inc. 3.875% 2029[5]	2,500	2,700
Match Group, Inc. 4.625% 2028[5]	4,025	4,260
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[5]	3,815	3,844
Netflix, Inc. 3.625% 2025[5]	5,575	5,923
Netflix, Inc. 4.875% 2030[5]	1,650	1,943
OUTFRONT Media Capital LLC 4.625% 2030[5]	6,650	6,226
Sirius XM Radio Inc. 3.875% 2022[5]	4,625	4,718
SoftBank Group Corp. 3.36% 2023[5]	3,125	3,169
Sprint Corp. 11.50% 2021	124,685	140,305
Sprint Corp. 7.875% 2023	15,740	18,298
Sprint Corp. 6.875% 2028	49,710	64,596
Sprint Corp. 8.75% 2032	11,585	17,881
TEGNA Inc. 4.625% 2028[5]	3,500	3,469
T-Mobile US, Inc. 3.50% 2025[5]	6,550	7,243
T-Mobile US, Inc. 6.375% 2025	3,600	3,699
T-Mobile US, Inc. 6.50% 2026	10,650	11,240
T-Mobile US, Inc. 3.75% 2027[5]	10,000	11,372
T-Mobile US, Inc. 4.75% 2028	3,741	4,058
T-Mobile US, Inc. 3.875% 2030[5]	25,400	29,107
T-Mobile US, Inc. 4.375% 2040[5]	10,611	13,001
T-Mobile US, Inc. 4.50% 2050[5]	17,732	22,290
Verizon Communications Inc. 3.00% 2027	8,850	9,986
Verizon Communications Inc. 4.329% 2028	7,846	9,680
Verizon Communications Inc. 3.15% 2030	6,350	7,304
Verizon Communications Inc. 4.00% 2050	15,172	20,510
Vodafone Group PLC 5.25% 2048	5,575	7,588
Vodafone Group PLC 4.25% 2050	5,950	7,373
Walt Disney Company 3.35% 2025	7,000	7,834
Walt Disney Company 3.60% 2051	11,343	13,364
		967,607
Consumer discretionary 0.85%
Amazon.com, Inc. 3.875% 2037	5,114	6,648
Amazon.com, Inc. 2.50% 2050	7,035	7,701
Amazon.com, Inc. 2.70% 2060	3,735	4,135
AutoNation, Inc. 4.75% 2030	1,535	1,782
Bayerische Motoren Werke AG 3.15% 2024[5]	11,000	11,866
Bayerische Motoren Werke AG 3.90% 2025[5]	5,000	5,616
BMW Finance NV 2.25% 2022[5]	3,000	3,095
Booking Holdings Inc. 4.625% 2030	8,000	9,762
Burlington Coat Factory Warehouse Corp. 6.25% 2025[5]	3,000	3,216
Carnival Corp. 11.50% 2023[5]	72,365	78,858
Carnival Corp. 10.50% 2026[5]	19,285	20,012
Capital Income Builder — Page 16 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Choice Hotels International, Inc. 3.70% 2031	$3,000	$3,146
DaimlerChrysler North America Holding Corp. 3.65% 2024[5]	19,750	21,456
Expedia Group Inc. 6.25% 2025[5]	5,000	5,475
Extended Stay America Inc. 4.625% 2027[5]	1,783	1,718
Ford Motor Co. 9.625% 2030	7,000	9,299
General Motors Company 5.40% 2023	11,883	13,113
General Motors Company 6.80% 2027	3,226	3,934
General Motors Company 5.40% 2048	10,000	11,182
General Motors Company 5.95% 2049	706	847
General Motors Financial Co. 3.70% 2020	15,890	15,983
General Motors Financial Co. 4.375% 2021	1,000	1,034
General Motors Financial Co. 3.45% 2022	20,390	20,959
General Motors Financial Company 5.20% 2023	14,580	15,871
General Motors Financial Company 4.30% 2025	10,000	10,901
Hanesbrands Inc. 5.375% 2025[5]	4,530	4,875
Harley-Davidson, Inc. 3.35% 2025[5]	3,135	3,295
Hilton Worldwide Holdings Inc. 5.75% 2028[5]	6,000	6,431
Home Depot, Inc. 2.95% 2029	4,775	5,483
Home Depot, Inc. 3.125% 2049	7,117	8,414
Hyundai Capital America 3.10% 2022[5]	26,390	27,131
International Game Technology PLC 6.25% 2027[5]	7,000	7,456
Kohl’s Corp. 9.50% 2025	2,500	2,983
Lowe’s Companies, Inc. 5.00% 2040	1,816	2,490
Lowe’s Companies, Inc. 4.05% 2047	4	5
Lowe’s Companies, Inc. 4.55% 2049	4,933	6,630
Lowe’s Companies, Inc. 5.125% 2050	1,828	2,652
Massachusetts Institute of Technology 2.294% 2051	5,025	5,351
McDonald’s Corp. 2.625% 2022	1,035	1,069
McDonald’s Corp. 3.35% 2023	7,718	8,285
McDonald’s Corp. 3.70% 2026	7,015	8,042
McDonald’s Corp. 2.125% 2030	4,136	4,350
McDonald’s Corp. 4.45% 2047	5,100	6,656
McDonald’s Corp. 3.625% 2049	4,898	5,784
Melco International Development Ltd. 5.375% 2029[5]	1,280	1,295
MGM Growth Properties LLC 5.625% 2024	2,245	2,442
MGM Resorts International 6.00% 2023	4,000	4,190
MGM Resorts International 6.75% 2025	1,500	1,562
Morongo Band of Mission Indians 7.00% 2039[5]	5,000	5,916
Newell Rubbermaid Inc. 4.35% 2023	1,750	1,865
NIKE, Inc. 3.875% 2045	7,145	9,254
Nissan Motor Co., Ltd. 2.60% 2022[5]	29,255	29,072
Norwegian Cruise Line Holdings Ltd. 10.25% 2026[5]	4,745	4,745
Panther BF Aggregator 2, LP 6.25% 2026[5]	3,000	3,216
PetSmart, Inc. 7.125% 2023[5]	7,100	7,180
PetSmart, Inc. 5.875% 2025[5]	5,645	5,800
President & Fellows of Harvard College 2.517% 2050	2,730	3,042
Royal Caribbean Cruises Ltd. 10.875% 2023[5]	61,930	65,312
Royal Caribbean Cruises Ltd. 11.50% 2025[5]	150,510	165,966
S.A.C.I. Falabella 3.75% 2027[5]	4,560	4,765
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	2,000	2,056
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[5]	6,007	6,799
Sands China Ltd. 4.60% 2023	8,989	9,513
Sands China Ltd. 5.40% 2028	2,000	2,240
Starbucks Corp. 3.10% 2023	28,233	30,059
Capital Income Builder — Page 17 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Starbucks Corp. 4.50% 2048	$8,190	$10,739
Toyota Motor Credit Corp. 3.375% 2030	7,241	8,616
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[5]	2,390	2,412
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[5]	2,145	2,173
Volkswagen Group of America Finance, LLC 4.00% 2021[5]	6,765	7,048
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	11,930	13,189
Volkswagen Group of America Finance, LLC 2.85% 2024[5]	9,100	9,750
Wynn Resorts Ltd. 7.75% 2025[5]	2,325	2,445
Wynn Resorts Ltd. 5.125% 2029[5]	6,000	5,753
		833,405
Utilities 0.77%
AEP Transmission Co. LLC 3.65% 2050	2,675	3,380
AES Corp. 5.125% 2027	3,000	3,256
AES Corp. 3.95% 2030[5]	1,225	1,316
Ameren Corp. 2.50% 2024	1,616	1,732
Ameren Corp. 3.50% 2031	20,125	23,316
Ameren Corp. 3.25% 2050	3,625	4,441
American Electric Power Company, Inc. 3.25% 2050	775	895
Berkshire Hathaway Energy Co. 4.05% 2025[5]	9,275	10,664
Berkshire Hathaway Energy Co. 4.25% 2050[5]	975	1,340
Cemig Geração e Transmissão SA 9.25% 2024	9,500	10,683
Centerpoint Energy, Inc. 2.50% 2022	6,000	6,231
CenterPoint Energy, Inc. 3.85% 2024	19,500	21,478
CenterPoint Energy, Inc. 2.95% 2030	5,450	6,027
CenterPoint Energy, Inc. 2.90% 2050	150	173
CMS Energy Corp. 5.05% 2022	5,460	5,778
CMS Energy Corp. 3.00% 2026	703	768
CMS Energy Corp. 4.875% 2044	1,275	1,762
Colbun SA 3.15% 2030[5]	800	828
Commonwealth Edison Co. 2.95% 2027	7,450	8,346
Consolidated Edison Company of New York, Inc. 4.65% 2048	345	488
Consolidated Edison Company of New York, Inc. 3.95% 2050	3,125	4,026
Consumers Energy Co. 4.05% 2048	11,425	15,523
Consumers Energy Co. 3.10% 2050	10,917	13,072
Consumers Energy Co. 3.75% 2050	5,625	7,457
Dominion Resources, Inc. 2.00% 2021	6,570	6,662
Dominion Resources, Inc. 3.375% 2030	12,560	14,549
Dominion Resources, Inc., junior subordinated, 3.071% 2024[10]	5,225	5,679
DPL Inc. 4.125% 2025[5]	945	996
DTE Energy Company 3.40% 2029	6,850	7,640
Duke Energy Carolinas, LLC 2.45% 2029	13,675	15,192
Duke Energy Carolinas, LLC 3.20% 2049	2,373	2,877
Duke Energy Corp. 3.95% 2023	985	1,084
Duke Energy Ohio, Inc. 2.125% 2030	1,325	1,427
Edison International 3.55% 2024	9,775	10,488
Edison International 4.95% 2025	2,925	3,258
Edison International 5.75% 2027	5,642	6,584
Edison International 4.125% 2028	2,158	2,329
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10]	20,554	22,882
Emera US Finance LP 2.70% 2021	2,885	2,935
Empresas Publicas de Medellin E.S.P. 4.25% 2029	2,000	2,043
Empresas Publicas de Medellin E.S.P. 4.375% 2031[5]	1,120	1,148
Enel Finance International SA 3.50% 2028[5]	4,981	5,537
Capital Income Builder — Page 18 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 4.00% 2022	$4,435	$4,711
Entergy Corp. 2.95% 2026	7,750	8,705
Entergy Corp. 3.75% 2050	1,675	2,079
Entergy Louisiana, LLC 4.20% 2048	7,950	10,971
Evergy Metro, Inc. 2.25% 2030	5,100	5,644
Eversource Energy 2.375% 2022	1,410	1,464
Eversource Energy 2.75% 2022	528	548
Eversource Energy 2.80% 2023	1,870	1,968
Eversource Energy 3.80% 2023	15,000	16,491
Exelon Corp. 3.95% 2025	635	729
Exelon Corp. 3.40% 2026	1,570	1,779
Exelon Corp. 4.45% 2046	8,115	10,556
Exelon Corp., junior subordinated, 3.497% 2022[10]	12,000	12,569
FirstEnergy Corp. 3.90% 2027	25,785	28,440
FirstEnergy Corp. 3.50% 2028[5]	8,725	9,427
FirstEnergy Corp. 2.25% 2030	4,725	4,692
FirstEnergy Corp. 3.40% 2050	13,726	14,163
FirstEnergy Corp., Series B, 4.25% 2023	2,000	2,121
Florida Power & Light Company 2.85% 2025	6,900	7,598
Florida Power & Light Company 3.15% 2049	1,318	1,621
Grupo Energia Bogota SA ESP 4.875% 2030[5]	1,940	2,119
IPALCO Enterprises, Inc. 3.70% 2024	2,000	2,177
Jersey Central Power & Light Co. 4.30% 2026[5]	1,935	2,268
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	750	807
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,806
NextEra Energy Capital Holdings, Inc. 2.25% 2030	17,430	18,812
Northern States Power Co. 3.60% 2046	2,795	3,573
NSTAR Electric Co. 3.95% 2030	1,075	1,336
Pacific Gas and Electric Co. 3.25% 2023	16,490	17,107
Pacific Gas and Electric Co. 3.85% 2023	3,437	3,638
Pacific Gas and Electric Co. 4.25% 2023	2,757	2,948
Pacific Gas and Electric Co. 3.40% 2024	3,665	3,860
Pacific Gas and Electric Co. 3.75% 2024	1,457	1,542
Pacific Gas and Electric Co. 3.50% 2025	1,285	1,373
Pacific Gas and Electric Co. 2.95% 2026	10,066	10,493
Pacific Gas and Electric Co. 3.30% 2027	1,749	1,858
Pacific Gas and Electric Co. 3.30% 2027	738	781
Pacific Gas and Electric Co. 4.65% 2028	2,500	2,841
Pacific Gas and Electric Co. 4.55% 2030	1,100	1,266
Pacific Gas and Electric Co. 2.50% 2031	45,870	46,159
Pacific Gas and Electric Co. 3.30% 2040	10,657	10,901
Pacific Gas and Electric Co. 3.50% 2050	31,624	31,893
Pacific Gas and Electric Co. 4.95% 2050	1,100	1,338
PacifiCorp. 3.30% 2051	2,225	2,747
PacifiCorp., First Mortgage Bonds, 2.70% 2030	1,850	2,103
Pennsylvania Electric Co. 3.25% 2028[5]	6,000	6,486
PG&E Corp. 5.00% 2028	1,595	1,643
PG&E Corp. 5.25% 2030	890	927
Progress Energy, Inc. 7.00% 2031	4,000	5,798
Progress Energy, Inc. 7.75% 2031	2,500	3,779
Public Service Company of Colorado 3.80% 2047	685	882
Public Service Company of Colorado 2.70% 2051	3,191	3,547
Public Service Electric and Gas Co. 3.20% 2029	9,000	10,369
Public Service Electric and Gas Co. 3.85% 2049	490	655
Capital Income Builder — Page 19 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Enterprise Group Inc. 3.20% 2049	$5,768	$6,978
Puget Energy, Inc. 5.625% 2022	6,525	6,964
Puget Energy, Inc. 3.65% 2025	8,500	9,089
San Diego Gas & Electric Co. 4.10% 2049	1,750	2,311
San Diego Gas & Electric Co. 3.32% 2050	3,675	4,411
Southern California Edison Co. 1.845% 2022	4,407	4,402
Southern California Edison Co. 2.85% 2029	7,300	7,931
Southern California Edison Co. 4.20% 2029	7,000	8,288
Southern California Edison Co. 2.25% 2030	4,515	4,686
Southern California Edison Co. 4.00% 2047	15,281	18,203
Southern California Edison Co. 4.125% 2048	9,984	11,969
Southern California Edison Co. 4.875% 2049	1,625	2,154
Southern California Edison Co. 3.65% 2050	1,325	1,520
Southern California Edison Co., Series C, 3.60% 2045	4,463	5,039
Southern California Gas Company 2.55% 2030	1,925	2,134
Talen Energy Corp. 7.25% 2027[5]	2,290	2,385
Talen Energy Supply, LLC 7.625% 2028[5]	705	738
Tampa Electric Co. 2.60% 2022	1,200	1,237
Virginia Electric and Power Co. 3.45% 2024	1,860	2,020
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,396
Wisconsin Power and Light Co. 3.65% 2050	800	1,013
Xcel Energy Inc. 4.00% 2028	9,588	11,529
Xcel Energy Inc. 2.60% 2029	3,875	4,273
Xcel Energy Inc. 6.50% 2036	3,000	4,571
Xcel Energy Inc. 3.50% 2049	3,611	4,427
		753,066
Consumer staples 0.65%
Albertsons Companies, Inc. 4.875% 2030[5]	3,000	3,252
Altria Group, Inc. 4.75% 2021	1,500	1,551
Altria Group, Inc. 2.95% 2023	3,800	4,031
Altria Group, Inc. 3.80% 2024	7,692	8,460
Altria Group, Inc. 4.00% 2024	3,000	3,328
Altria Group, Inc. 2.625% 2026	1,375	1,482
Altria Group, Inc. 4.40% 2026	17,972	20,918
Altria Group, Inc. 4.80% 2029	16,105	19,421
Altria Group, Inc. 5.95% 2049	20,970	29,675
Altria Group, Inc. 4.45% 2050	778	928
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	12,500	16,081
Anheuser-Busch InBev NV 4.75% 2029	25,627	31,510
Anheuser-Busch InBev NV 4.60% 2048	2,958	3,665
Anheuser-Busch InBev NV 5.55% 2049	17,750	24,933
Anheuser-Busch InBev NV 4.50% 2050	2,500	3,179
ARAMARK Corp. 6.375% 2025[5]	2,000	2,115
British American Tobacco PLC 3.557% 2027	49,225	54,201
British American Tobacco PLC 4.70% 2027	7,862	9,176
British American Tobacco PLC 4.906% 2030	5,000	6,047
British American Tobacco PLC 4.39% 2037	6,870	7,858
British American Tobacco PLC 4.54% 2047	8,280	9,491
British American Tobacco PLC 4.758% 2049	7,674	9,084
Coca-Cola Company 1.75% 2024	15,075	15,926
Coca-Cola Company 2.95% 2025	7,000	7,785
Conagra Brands, Inc. 4.30% 2024	5,000	5,596
Conagra Brands, Inc. 4.60% 2025	6,790	7,925
Capital Income Builder — Page 20 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Conagra Brands, Inc. 5.30% 2038	$1,026	$1,403
Conagra Brands, Inc. 5.40% 2048	4,640	6,723
Constellation Brands, Inc. 2.65% 2022	2,615	2,732
Constellation Brands, Inc. 2.70% 2022	415	430
Constellation Brands, Inc. 3.70% 2026	7,015	8,112
Constellation Brands, Inc. 3.50% 2027	10,775	12,287
Constellation Brands, Inc. 4.50% 2047	445	577
Constellation Brands, Inc. 3.75% 2050	1,421	1,686
Costco Wholesale Corp. 1.375% 2027	2,147	2,226
Costco Wholesale Corp. 1.60% 2030	8,546	8,848
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 0.811% 2021[11]	11,975	12,011
General Mills, Inc. 3.20% 2021	2,840	2,895
H.J. Heinz Co. 3.875% 2027[5]	2,795	3,015
H.J. Heinz Co. 4.25% 2031[5]	1,816	2,008
H.J. Heinz Co. 5.50% 2050[5]	1,177	1,386
JBS Investments GmbH II 5.75% 2028[5]	4,429	4,710
JBS USA LUX SA 5.50% 2030[5]	3,150	3,478
Keurig Dr Pepper Inc. 3.551% 2021	4,675	4,793
Keurig Dr Pepper Inc. 4.057% 2023	17,120	18,741
Keurig Dr Pepper Inc. 4.597% 2028	8,441	10,403
Keurig Dr Pepper Inc. 5.085% 2048	7,235	10,646
Keurig Dr Pepper Inc. 3.80% 2050	2,434	3,023
Kimberly-Clark Corp. 3.10% 2030	472	550
Kimberly-Clark de México, SAB de CV, 2.431% 2031[5]	2,010	2,045
Kraft Heinz Company 3.00% 2026	2,240	2,370
Kraft Heinz Company 3.75% 2030[5]	760	824
Molson Coors Brewing Co. 2.10% 2021	2,920	2,958
Molson Coors Brewing Co. 4.20% 2046	480	506
NBM US Holdings, Inc. 6.625% 2029[5]	3,000	3,279
Nestlé Holdings, Inc. 3.35% 2023[5]	14,000	15,236
PepsiCo, Inc. 2.75% 2030	10,000	11,439
PepsiCo, Inc. 3.50% 2040	8,050	10,072
Philip Morris International Inc. 2.375% 2022	5,595	5,816
Philip Morris International Inc. 2.50% 2022	5,000	5,240
Philip Morris International Inc. 2.625% 2022	6,125	6,327
Philip Morris International Inc. 2.125% 2023	2,500	2,608
Philip Morris International Inc. 2.10% 2030	7,950	8,430
Procter & Gamble Company 2.45% 2025	1,917	2,088
Procter & Gamble Company 3.00% 2030	4,159	4,911
Procter & Gamble Company 3.60% 2050	1,727	2,334
Reckitt Benckiser Group PLC 2.375% 2022[5]	2,870	2,966
Reckitt Benckiser Treasury Services PLC 2.75% 2024[5]	2,215	2,390
Reynolds American Inc. 4.00% 2022	3,955	4,193
Reynolds American Inc. 4.45% 2025	15,045	17,123
Reynolds American Inc. 5.85% 2045	9,362	12,407
TreeHouse Foods, Inc. 6.00% 2024[5]	250	259
Wal-Mart Stores, Inc. 2.85% 2024	26,265	28,664
Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,778
WM. Wrigley Jr. Co. 3.375% 2020[5]	43,185	43,372
		636,936
Capital Income Builder — Page 21 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 0.47%	Principal amount (000)	Value (000)
3M Co. 3.70% 2050	$1,904	$2,495
Airbus Group SE 2.70% 2023[5]	4,445	4,630
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	223	182
Avolon Holdings Funding Ltd. 3.95% 2024[5]	4,016	3,658
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[10]	6,700	7,365
Boeing Company 4.508% 2023	50,000	52,305
Boeing Company 3.10% 2026	7,750	7,771
Boeing Company 3.20% 2029	1,573	1,560
Boeing Company 2.95% 2030	47	45
Boeing Company 3.60% 2034	5,000	4,844
Boeing Company 3.90% 2049	4,696	4,418
Burlington Northern Santa Fe LLC 3.05% 2051	3,101	3,637
Carrier Global Corp. 2.242% 2025[5]	1,360	1,422
Carrier Global Corp. 2.493% 2027[5]	1,125	1,187
Carrier Global Corp. 2.722% 2030[5]	23,777	25,180
Carrier Global Corp. 3.377% 2040[5]	1,483	1,608
Carrier Global Corp. 3.577% 2050[5]	3,353	3,715
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	797	786
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	1	1
CSX Corp. 2.40% 2030	13,078	14,158
CSX Corp. 4.50% 2049	6,729	9,291
Delta Air Lines Inc. 7.00% 2025[5]	5,000	5,349
Emerson Electric Co. 1.80% 2027	4,515	4,818
Emerson Electric Co. 1.95% 2030	5,573	5,939
Emerson Electric Co. 2.75% 2050	2,038	2,228
GE Capital International Funding Co. 4.418% 2035	6,500	6,726
General Electric Capital Corp. 3.373% 2025	9,000	9,530
General Electric Co. 3.625% 2030	2,625	2,662
General Electric Co. 4.25% 2040	9,300	9,541
General Electric Co. 4.35% 2050	6,009	6,240
Harris Corp. 3.832% 2025	410	463
Honeywell International Inc. 2.30% 2024	7,155	7,677
Honeywell International Inc. 2.80% 2050	6,384	7,479
Howmet Aerospace Inc. 6.875% 2025	795	904
Icahn Enterprises Finance Corp. 6.25% 2026	2,500	2,648
Lima Metro Line 2 Finance Ltd. 4.35% 2036[5]	3,610	3,999
Mexico City Airport Trust 5.50% 2047	2,500	2,106
Moog Inc. 4.25% 2027[5]	461	472
Norfolk Southern Corp. 2.55% 2029	3,485	3,868
Norfolk Southern Corp. 3.40% 2049	2,406	2,914
Norfolk Southern Corp. 3.05% 2050	3,811	4,317
Northrop Grumman Corp. 4.40% 2030	7,000	8,771
Otis Worldwide Corp. 2.056% 2025[5]	19,743	20,931
Otis Worldwide Corp. 2.565% 2030[5]	8,015	8,720
Otis Worldwide Corp. 3.362% 2050[5]	2,529	2,964
Parker-Hannifin Corp. 3.25% 2029	5,235	5,968
Raytheon Technologies Corp. 3.125% 2050	11,557	13,436
Science Applications International Corp. 4.875% 2028[5]	730	766
Spirit AeroSystems, Inc. 7.50% 2025[5]	1,640	1,615
The Brink’s Co. 5.50% 2025[5]	3,500	3,725
TransDigm Inc. 6.50% 2024	35,683	35,863
TransDigm Inc. 8.00% 2025[5]	7,840	8,534
TransDigm Inc. 6.25% 2026[5]	35,720	37,729
Union Pacific Corp. 3.15% 2024	4,500	4,917
Capital Income Builder — Page 22 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 3.70% 2029	$6,065	$7,235
Union Pacific Corp. 2.40% 2030	3,000	3,284
Union Pacific Corp. 4.30% 2049	9,501	13,045
Union Pacific Corp. 3.95% 2059	4,500	5,815
United Airlines Holdings, Inc. 6.50% 2027[5]	3,795	3,937
United Rentals, Inc. 5.50% 2025	3,000	3,087
United Rentals, Inc. 4.00% 2030	2,000	2,073
United Technologies Corp. 3.125% 2027	12,375	13,839
WESCO Distribution, Inc. 7.125% 2025[5]	3,150	3,461
WESCO Distribution, Inc. 7.25% 2028[5]	3,430	3,752
Westinghouse Air Brake Technologies Corp. 4.40% 2024[10]	648	702
		454,307
Information technology 0.39%
Adobe Inc. 2.30% 2030	13,520	14,860
Apple Inc. 1.125% 2025	10,108	10,397
Apple Inc. 2.65% 2050	17,258	19,167
Broadcom Inc. 4.70% 2025[5]	24,028	27,504
Broadcom Inc. 4.75% 2029[5]	8,000	9,332
Broadcom Inc. 5.00% 2030[5]	17,192	20,470
Broadcom Inc. 4.30% 2032[5]	9,741	11,201
Broadcom Ltd. 3.625% 2024	6,875	7,438
Broadcom Ltd. 3.875% 2027	19,850	22,068
Fiserv, Inc. 3.50% 2029	17,487	20,273
Fiserv, Inc. 2.65% 2030	8,614	9,444
Fiserv, Inc. 4.40% 2049	8,946	12,060
Gartner, Inc. 4.50% 2028[5]	1,600	1,682
Global Payments Inc. 2.90% 2030	8,423	9,245
Intuit Inc. 1.35% 2027	895	917
Intuit Inc. 1.65% 2030	1,485	1,542
Lenovo Group Ltd. 5.875% 2025	38,190	40,757
Mastercard Inc. 3.35% 2030	17,519	20,977
Mastercard Inc. 3.85% 2050	1,980	2,664
Microsoft Corp. 1.55% 2021	13,755	13,932
Microsoft Corp. 2.875% 2024	5,150	5,583
Microsoft Corp. 3.125% 2025	3,250	3,672
Microsoft Corp. 3.70% 2046	900	1,171
Oracle Corp. 2.80% 2021	15,724	16,096
Oracle Corp. 2.95% 2030	12,261	13,995
Oracle Corp. 3.60% 2040	7,345	8,723
Oracle Corp. 3.60% 2050	15,737	18,837
PayPal Holdings, Inc. 2.85% 2029	3,968	4,486
PayPal Holdings, Inc. 3.25% 2050	3,175	3,863
Visa Inc. 2.05% 2030	18,333	19,955
Visa Inc. 2.70% 2040	4,310	4,916
		377,227
Materials 0.30%
Air Products and Chemicals, Inc. 1.50% 2025	500	523
Air Products and Chemicals, Inc. 2.05% 2030	2,728	2,932
Anglo American Capital PLC 5.375% 2025[5]	17,992	20,755
Anglo American Capital PLC 5.625% 2030[5]	10,075	12,650
ArcelorMittal 4.55% 2026	5,000	5,536
Arconic Corp. 6.00% 2025[5]	3,075	3,321
Capital Income Builder — Page 23 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Axalta Coating Systems LLC 4.75% 2027[5]	$3,675	$3,854
Braskem Idesa Sapi 7.45% 2029[5]	2,397	2,118
Braskem SA 4.50% 2030[5]	3,575	3,318
Braskem SA 5.875% 2050[5]	4,000	3,618
Braskem SA 8.50% 2081 (UST Yield Curve Rate T Note Constant Maturity 5-year + 8.22% on 1/23/2026)[5,10]	5,000	5,063
Cleveland-Cliffs Inc. 9.875% 2025[5]	1,400	1,531
Consolidated Energy Finance SA 6.50% 2026[5]	3,060	2,776
Cydsa, SAB de CV, 6.25% 2027	5,000	5,061
Dow Chemical Co. 3.625% 2026	4,265	4,762
Dow Chemical Co. 5.55% 2048	2,500	3,507
Dow Chemical Co. 4.80% 2049	10,476	13,248
DowDuPont Inc. 5.419% 2048	5,350	7,539
E.I. du Pont de Nemours and Co. 2.30% 2030	6,007	6,426
First Quantum Minerals Ltd. 7.25% 2022[5]	87,125	87,101
Freeport-McMoRan Inc. 4.125% 2028	1,500	1,580
Freeport-McMoRan Inc. 4.25% 2030	1,500	1,569
Graphic Packaging International, Inc. 3.50% 2028[5]	5,000	5,094
Industrias Peñoles, SAB de CV, 4.15% 2029[5]	1,930	2,080
Industrias Peñoles, SAB de CV, 4.75% 2050[5]	490	513
LYB International Finance III, LLC 4.20% 2050	7,587	8,720
Mineral Resources Ltd. 8.125% 2027[5]	2,775	3,071
Mosaic Co. 4.25% 2023	1,700	1,820
Nova Chemicals Corp. 4.875% 2024[5]	1,500	1,500
Nova Chemicals Corp. 5.25% 2027[5]	2,590	2,454
Nutrien Ltd. 5.00% 2049	2,300	3,170
Nutrien Ltd. 3.95% 2050	11,844	14,208
OCI NV 5.25% 2024[5]	2,855	2,880
Olin Corp. 9.50% 2025[5]	655	748
Olin Corp. 5.625% 2029	5,000	4,807
Olin Corp. 5.00% 2030	1,850	1,743
Owens-Illinois, Inc. 5.00% 2022[5]	383	385
Owens-Illinois, Inc. 6.375% 2025[5]	5,000	5,366
S.P.C.M. SA 4.875% 2025[5]	5,000	5,159
Sherwin-Williams Company 2.75% 2022	312	323
Sherwin-Williams Company 3.45% 2027	5,851	6,728
Sherwin-Williams Company 2.95% 2029	4,148	4,643
Sherwin-Williams Company 4.50% 2047	1,500	2,013
Sherwin-Williams Company 3.80% 2049	670	812
Suzano Austria GmbH 5.00% 2030	3,000	3,132
Teck Resources Ltd. 3.90% 2030[5]	2,007	2,080
Vale Overseas Ltd. 3.75% 2030	3,123	3,356
Westlake Chemical Corp. 5.00% 2046	1,985	2,367
Westlake Chemical Corp. 4.375% 2047	415	456
		288,416
Real estate 0.18%
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,400	2,618
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,780	2,044
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,633
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	2,153
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	748
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,970	3,436
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,292	4,332
Alexandria Real Estate Equities, Inc. 4.00% 2050	845	1,109
Capital Income Builder — Page 24 of 38

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.75% 2023	$5,416	$5,681
American Campus Communities, Inc. 4.125% 2024	7,000	7,449
American Campus Communities, Inc. 3.625% 2027	3,595	3,828
American Campus Communities, Inc. 2.85% 2030	384	387
American Campus Communities, Inc. 3.875% 2031	2,136	2,315
Equinix, Inc. 2.625% 2024	6,425	6,897
Equinix, Inc. 2.90% 2026	9,859	10,787
Equinix, Inc. 3.20% 2029	11,538	12,965
Equinix, Inc. 3.00% 2050	1,536	1,669
Essex Portfolio LP 3.625% 2022	410	430
Essex Portfolio LP 3.25% 2023	7,845	8,272
Essex Portfolio LP 3.875% 2024	2,335	2,555
Federal Realty REIT Investment Trust 3.50% 2030	11,108	12,102
Gaming and Leisure Properties, Inc. 3.35% 2024	1,865	1,880
Gaming and Leisure Properties, Inc. 4.00% 2030	2,500	2,596
Hospitality Properties Trust 4.50% 2023	2,990	2,846
Hospitality Properties Trust 4.50% 2025	1,965	1,779
Hospitality Properties Trust 7.50% 2025	906	962
Hospitality Properties Trust 3.95% 2028	4,150	3,451
Iron Mountain Inc. 5.00% 2028[5]	2,410	2,497
Iron Mountain Inc. 4.875% 2029[5]	3,085	3,217
Kimco Realty Corp. 3.40% 2022	2,470	2,599
Kimco Realty Corp. 3.125% 2023	3,175	3,291
Kimco Realty Corp. 3.30% 2025	5,000	5,380
Scentre Group 2.375% 2021[5]	4,220	4,245
Scentre Group 3.25% 2025[5]	1,705	1,786
Scentre Group 3.50% 2025[5]	9,000	9,546
Scentre Management Ltd. 4.375% 2030[5]	10,000	11,293
WEA Finance LLC 3.25% 2020[5]	10,370	10,378
WEA Finance LLC 3.75% 2024[5]	7,500	7,780
Westfield Corp. Ltd. 3.15% 2022[5]	2,720	2,763
Westfield Corp. Ltd. 3.50% 2029[5]	4,238	4,278
		175,977
Total corporate bonds, notes & loans		7,803,135
Mortgage-backed obligations 7.87%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[5,11,14]	13,557	13,989
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.672% 2034[11,14]	331	284
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[5,11,14]	13,140	13,265
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[5,11,14]	12,659	12,813
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[5,11,14]	5,042	5,418
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[14]	175	188
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[14]	100	106
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[14]	143	151
Fannie Mae 6.50% 2037[14]	133	142
Fannie Mae 7.00% 2037[14]	202	240
Fannie Mae 7.50% 2037[14]	292	342
Fannie Mae 7.00% 2047[14]	57	66
Fannie Mae Pool #936484 6.00% 2021[14]	67	68
Fannie Mae Pool #AA8755 4.50% 2024[14]	1,921	2,044
Fannie Mae Pool #AA8211 4.50% 2024[14]	414	438
Fannie Mae Pool #930337 6.00% 2024[14]	5	5
Fannie Mae Pool #AL0843 3.50% 2026[14]	7	7
Capital Income Builder — Page 25 of 38

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ1441 3.50% 2026[14]	$6	$6
Fannie Mae Pool #MA2940 3.50% 2027[14]	69	72
Fannie Mae Pool #MA3395 3.50% 2028[14]	423	444
Fannie Mae Pool #MA3345 3.50% 2028[14]	71	74
Fannie Mae Pool #MA3366 3.50% 2028[14]	53	55
Fannie Mae Pool #MA3251 3.50% 2028[14]	35	37
Fannie Mae Pool #AL7277 3.50% 2028[14]	34	35
Fannie Mae Pool #CA5030 3.50% 2028[14]	30	32
Fannie Mae Pool #AX9959 3.50% 2029[14]	506	535
Fannie Mae Pool #BA2999 3.50% 2030[14]	519	552
Fannie Mae Pool #MA3438 3.50% 2033[14]	974	1,021
Fannie Mae Pool #MA3462 3.50% 2033[14]	446	469
Fannie Mae Pool #CA1299 3.50% 2033[14]	192	206
Fannie Mae Pool #MA3540 3.50% 2033[14]	45	48
Fannie Mae Pool #683351 5.50% 2033[14]	154	179
Fannie Mae Pool #FM1842 3.50% 2034[14]	2,053	2,155
Fannie Mae Pool #CA4490 3.50% 2034[14]	1,565	1,642
Fannie Mae Pool #MA3658 3.50% 2034[14]	1,276	1,339
Fannie Mae Pool #MA4053 2.50% 2035[14]	73,928	77,649
Fannie Mae Pool #902164 6.00% 2036[14]	2,379	2,800
Fannie Mae Pool #903076 6.00% 2036[14]	2,287	2,687
Fannie Mae Pool #887695 6.00% 2036[14]	1,836	2,165
Fannie Mae Pool #902503 6.00% 2036[14]	1,166	1,370
Fannie Mae Pool #894308 6.00% 2036[14]	404	456
Fannie Mae Pool #AD0249 5.50% 2037[14]	192	224
Fannie Mae Pool #256960 6.50% 2037[14]	688	782
Fannie Mae Pool #256845 6.50% 2037[14]	115	134
Fannie Mae Pool #963269 5.50% 2038[14]	1,796	2,062
Fannie Mae Pool #963454 5.50% 2038[14]	1,641	1,885
Fannie Mae Pool #963796 5.50% 2038[14]	609	700
Fannie Mae Pool #963341 5.50% 2038[14]	432	496
Fannie Mae Pool #970772 5.50% 2038[14]	141	160
Fannie Mae Pool #929964 6.00% 2038[14]	886	1,036
Fannie Mae Pool #257137 7.00% 2038[14]	39	45
Fannie Mae Pool #AE0392 5.50% 2039[14]	122	140
Fannie Mae Pool #AE8073 4.00% 2040[14]	405	451
Fannie Mae Pool #AL0152 6.00% 2040[14]	6,284	7,363
Fannie Mae Pool #AB4050 4.00% 2041[14]	651	727
Fannie Mae Pool #AJ4189 4.00% 2041[14]	430	480
Fannie Mae Pool #AJ4154 4.00% 2041[14]	401	447
Fannie Mae Pool #AJ0257 4.00% 2041[14]	170	190
Fannie Mae Pool #AL1571 5.00% 2041[14]	6,531	7,503
Fannie Mae Pool #AL0913 6.00% 2041[14]	4,363	5,117
Fannie Mae Pool #AP7553 3.00% 2042[14]	33,938	36,507
Fannie Mae Pool #AO6721 4.00% 2042[14]	16,920	18,765
Fannie Mae Pool #AJ9165 4.00% 2042[14]	10,516	11,646
Fannie Mae Pool #AL2745 4.00% 2042[14]	3,235	3,610
Fannie Mae Pool #890445 4.00% 2042[14]	2,332	2,584
Fannie Mae Pool #AO1820 4.00% 2042[14]	1,536	1,699
Fannie Mae Pool #890407 4.00% 2042[14]	1,084	1,209
Fannie Mae Pool #AS0831 4.50% 2043[14]	2,698	3,004
Fannie Mae Pool #AX2782 4.00% 2044[14]	7,135	7,801
Fannie Mae Pool #AW4026 4.00% 2044[14]	5,311	5,846
Fannie Mae Pool #AW4156 4.00% 2044[14]	4,578	5,031
Fannie Mae Pool #AY1313 4.00% 2045[14]	11,698	12,854
Capital Income Builder — Page 26 of 38

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL8522 3.50% 2046[14]	$1,833	$2,015
Fannie Mae Pool #AS7759 4.00% 2046[14]	30,145	33,068
Fannie Mae Pool #AS7939 4.00% 2046[14]	20,259	22,260
Fannie Mae Pool #AS6840 4.00% 2046[14]	14,666	16,114
Fannie Mae Pool #AS7760 4.00% 2046[14]	13,488	14,713
Fannie Mae Pool #AS7598 4.00% 2046[14]	13,348	14,667
Fannie Mae Pool #BC4712 4.00% 2046[14]	11,288	12,293
Fannie Mae Pool #BC4801 4.00% 2046[14]	7,150	7,738
Fannie Mae Pool #BC8719 4.00% 2046[14]	4,463	4,863
Fannie Mae Pool #AL9190 4.00% 2046[14]	4,495	4,853
Fannie Mae Pool #BD1967 4.00% 2046[14]	3,735	4,104
Fannie Mae Pool #BC8720 4.00% 2046[14]	3,586	3,905
Fannie Mae Pool #BD5477 4.00% 2046[14]	146	159
Fannie Mae Pool #MA2691 4.50% 2046[14]	2,659	2,897
Fannie Mae Pool #AS9313 4.00% 2047[14]	11,021	12,129
Fannie Mae Pool #MA3058 4.00% 2047[14]	10,700	11,421
Fannie Mae Pool #BJ1668 4.00% 2047[14]	7,105	7,791
Fannie Mae Pool #BH2491 4.00% 2047[14]	5,404	5,880
Fannie Mae Pool #BE3229 4.00% 2047[14]	3,894	4,223
Fannie Mae Pool #MA3211 4.00% 2047[14]	1,823	1,946
Fannie Mae Pool #AS9454 4.00% 2047[14]	93	99
Fannie Mae Pool #BD7165 4.00% 2047[14]	90	97
Fannie Mae Pool #MA2907 4.00% 2047[14]	84	90
Fannie Mae Pool #CA0243 4.50% 2047[14]	47,584	51,343
Fannie Mae Pool #CA0623 4.50% 2047[14]	38,730	41,757
Fannie Mae Pool #BM4187 4.50% 2047[14]	36,254	40,324
Fannie Mae Pool #MA3276 3.50% 2048[14]	4,265	4,508
Fannie Mae Pool #CA2157 4.00% 2048[14]	64,511	69,483
Fannie Mae Pool #CA2033 4.00% 2048[14]	29,236	31,256
Fannie Mae Pool #BK0920 4.00% 2048[14]	703	746
Fannie Mae Pool #MA3384 4.00% 2048[14]	472	501
Fannie Mae Pool #BJ9252 4.00% 2048[14]	143	152
Fannie Mae Pool #BK4764 4.00% 2048[14]	120	128
Fannie Mae Pool #BK0915 4.00% 2048[14]	45	48
Fannie Mae Pool #MA3357 4.00% 2048[14]	15	16
Fannie Mae Pool #BJ2751 4.50% 2048[14]	37,886	40,774
Fannie Mae Pool #CA2204 4.50% 2048[14]	37,635	40,432
Fannie Mae Pool #CA1952 4.50% 2048[14]	37,557	40,407
Fannie Mae Pool #BK4872 4.50% 2048[14]	9,957	10,714
Fannie Mae Pool #MA3496 4.50% 2048[14]	3,193	3,431
Fannie Mae Pool #CA2493 4.50% 2048[14]	2,421	2,603
Fannie Mae Pool #BO2264 3.00% 2049[14]	16,576	17,956
Fannie Mae Pool #CA4534 3.00% 2049[14]	15,246	16,462
Fannie Mae Pool #CA3373 3.50% 2049[14]	52,276	55,940
Fannie Mae Pool #FM1257 3.50% 2049[14]	9,099	9,945
Fannie Mae Pool #FM1262 4.00% 2049[14]	48,811	52,517
Fannie Mae Pool #CA3084 4.00% 2049[14]	45,811	48,657
Fannie Mae Pool #CA4819 4.00% 2049[14]	20,220	21,908
Fannie Mae Pool #FM2675 4.00% 2049[14]	17,773	19,323
Fannie Mae Pool #BN6006 4.50% 2049[14]	5,822	6,259
Fannie Mae Pool #BP1961 3.00% 2050[14]	184,068	197,246
Fannie Mae Pool #CA5690 3.00% 2050[14]	123,751	132,611
Fannie Mae Pool #FM2872 3.00% 2050[14]	56,514	61,241
Fannie Mae Pool #CA5216 3.00% 2050[14]	29,810	31,849
Fannie Mae Pool #BO6274 3.00% 2050[14]	23,827	25,828
Capital Income Builder — Page 27 of 38

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA5226 3.00% 2050[14]	$14,757	$15,721
Fannie Mae Pool #FM2676 4.00% 2050[14]	13,440	14,627
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[14]	387	440
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 0.452% 2036[11,14]	983	980
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[14]	45	52
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[14]	53	64
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[11,14]	2,890	3,227
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[14]	1,016	958
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[14]	684	652
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[14]	227	216
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[14]	131	124
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[5,11,14]	14,610	14,654
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[5,14]	15,630	16,984
Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.50% 2047[5,11,14]	3,738	3,771
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[5,11,14]	13,713	14,347
Freddie Mac 3.50% 2033[14]	1,010	1,061
Freddie Mac 3.50% 2033[14]	155	163
Freddie Mac 3.50% 2034[14]	13,586	14,264
Freddie Mac 3.50% 2034[14]	10,082	10,593
Freddie Mac 3.50% 2034[14]	631	662
Freddie Mac 3.50% 2034[14]	531	559
Freddie Mac 4.00% 2040[14]	1,053	1,157
Freddie Mac 4.00% 2042[14]	8,957	9,789
Freddie Mac 4.50% 2043[14]	1,039	1,157
Freddie Mac 3.50% 2045[14]	27,465	30,569
Freddie Mac 3.50% 2046[14]	237	247
Freddie Mac 4.00% 2046[14]	20,927	22,792
Freddie Mac 4.00% 2046[14]	11,190	12,188
Freddie Mac 4.00% 2046[14]	10,512	11,448
Freddie Mac 4.00% 2046[14]	2,231	2,409
Freddie Mac 3.50% 2047[14]	15,722	16,603
Freddie Mac 3.50% 2047[14]	6,892	7,298
Freddie Mac 4.50% 2047[14]	1,457	1,575
Freddie Mac 4.50% 2047[14]	768	829
Freddie Mac 3.50% 2048[14]	1,831	1,937
Freddie Mac 4.50% 2048[14]	40,839	43,946
Freddie Mac Pool #G13173 5.50% 2023[14]	215	223
Freddie Mac Pool #ZK3460 3.50% 2026[14]	70	73
Freddie Mac Pool #RD5008 3.50% 2029[14]	591	621
Freddie Mac Pool #ZS7148 3.50% 2030[14]	20	21
Freddie Mac Pool #ZS8716 3.50% 2033[14]	749	785
Freddie Mac Pool #ZK9806 3.50% 2033[14]	39	41
Freddie Mac Pool #ZT1799 3.50% 2034[14]	1,828	1,918
Freddie Mac Pool #ZT1610 3.50% 2034[14]	555	583
Freddie Mac Pool #ZT1732 3.50% 2034[14]	51	53
Freddie Mac Pool #A76884 5.00% 2038[14]	913	1,047
Freddie Mac Pool #G04697 5.50% 2038[14]	1,646	1,899
Freddie Mac Pool #A87873 5.00% 2039[14]	6,683	7,670
Freddie Mac Pool #G06789 6.00% 2040[14]	65	77
Freddie Mac Pool #Q00232 4.50% 2041[14]	11,269	12,521
Freddie Mac Pool #Q00850 4.50% 2041[14]	381	423
Freddie Mac Pool #G08456 5.00% 2041[14]	214	238
Freddie Mac Pool #G06841 5.50% 2041[14]	3,019	3,478
Freddie Mac Pool #760014 3.425% 2045[11,14]	1,970	2,055
Freddie Mac Pool #G60279 4.00% 2045[14]	11,958	12,987
Capital Income Builder — Page 28 of 38

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G08792 3.50% 2047[14]	$65,839	$69,721
Freddie Mac Pool #Q52157 3.50% 2047[14]	5,028	5,329
Freddie Mac Pool #G08793 4.00% 2047[14]	57,158	60,982
Freddie Mac Pool #K39018 6.50% 2047[14]	325	350
Freddie Mac Pool #SI2002 4.00% 2048[14]	3,125	3,324
Freddie Mac Pool #SD0214 3.00% 2049[14]	61,165	66,256
Freddie Mac Pool #SD7507 3.00% 2049[14]	31,192	33,691
Freddie Mac Pool #QA5741 3.00% 2049[14]	7,989	8,626
Freddie Mac Pool #QA5125 3.50% 2049[14]	2,745	3,016
Freddie Mac Pool #SD7512 3.00% 2050[14]	145,149	155,857
Freddie Mac Pool #SD7514 3.50% 2050[14]	83,344	89,494
Freddie Mac Pool #RA2472 3.50% 2050[14]	71,587	78,451
Freddie Mac, Series 2122, Class QM, 6.25% 2029[14]	947	1,058
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[14]	8,489	8,615
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 2022[14]	18,009	18,620
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[14]	10,110	10,398
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[14]	41,420	42,703
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 2022[14]	5,965	6,202
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[14]	11,565	11,867
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[14]	3,527	3,654
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[14]	9,380	9,991
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[14]	10,000	10,890
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[14]	15,000	16,867
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[14]	3,500	3,855
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[14]	4,360	4,991
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[11,14]	14,250	16,445
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[14]	4,810	5,551
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[11,14]	4,390	5,039
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[14]	2,350	2,721
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[11,14]	2,621	3,049
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[14]	296	285
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[14]	1,289	1,250
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[14]	788	743
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[14]	467	448
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[14]	367	351
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[14]	248	234
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[14]	145	139
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,14]	16,087	17,281
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[14]	15,836	17,076
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[14]	12,923	14,232
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[14]	2,487	2,774
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[14]	13,113	14,496
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,14]	23,156	25,501
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[14]	26,382	28,748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[14]	15,397	17,467
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[14]	12,839	14,536
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[14]	29,043	32,648
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[14]	6,919	7,855
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[14]	5,541	6,284
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[14]	3,777	4,288
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[14]	2,801	3,063
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[14]	54,297	58,676
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[14]	1,160	1,260
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[14]	69,352	73,461
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[14]	21,878	22,815
Capital Income Builder — Page 29 of 38

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[14]	$3,568	$3,773
Government National Mortgage Assn. 4.50% 2037[14]	1,289	1,422
Government National Mortgage Assn. 3.50% 2040[14]	156	165
Government National Mortgage Assn. 4.50% 2045[14]	26,476	29,190
Government National Mortgage Assn. 4.50% 2045[14]	3,388	3,736
Government National Mortgage Assn. 4.50% 2045[14]	2,479	2,733
Government National Mortgage Assn. 3.50% 2048[14]	14,826	15,763
Government National Mortgage Assn. 5.00% 2048[14]	452	493
Government National Mortgage Assn. 4.50% 2049[14]	3,869	4,139
Government National Mortgage Assn. 5.00% 2049[14]	5,829	6,317
Government National Mortgage Assn. 2.50% 2050[14,15]	300,000	315,504
Government National Mortgage Assn. 3.50% 2050[14,15]	33,972	35,740
Government National Mortgage Assn. 4.00% 2050[14]	6,790	7,217
Government National Mortgage Assn. 4.50% 2050[14,15]	16,882	18,031
Government National Mortgage Assn. 5.00% 2050[14,15]	5,000	5,423
Government National Mortgage Assn. Pool #783690 6.00% 2039[14]	1,498	1,708
Government National Mortgage Assn. Pool #738938 6.50% 2039[14]	161	189
Government National Mortgage Assn. Pool #783539 5.00% 2040[14]	1,670	1,822
Government National Mortgage Assn. Pool #783689 5.50% 2040[14]	2,052	2,354
Government National Mortgage Assn. Pool #783687 4.50% 2041[14]	1,742	1,879
Government National Mortgage Assn. Pool #783688 5.00% 2041[14]	2,148	2,408
Government National Mortgage Assn. Pool #005198 6.50% 2041[14]	670	774
Government National Mortgage Assn. Pool #MA5468 5.00% 2048[14]	1,657	1,800
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[14]	55,761	60,460
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[14]	34,227	37,116
Government National Mortgage Assn. Pool #MA6767 3.50% 2050[14]	9,776	10,416
Government National Mortgage Assn. Pool #773426 4.70% 2061[14]	9	10
Government National Mortgage Assn. Pool #756728 4.14% 2062[14]	2	2
Government National Mortgage Assn. Pool #795485 4.65% 2062[14]	92	97
Government National Mortgage Assn. Pool #AG8117 4.782% 2064[14]	11	12
Government National Mortgage Assn. Pool #AG8207 4.862% 2064[14]	11	12
Government National Mortgage Assn. Pool #AG8088 4.863% 2064[14]	11	11
Government National Mortgage Assn. Pool #AG8193 4.87% 2064[14]	15	16
Government National Mortgage Assn. Pool #AG8244 4.863% 2065[14]	11	12
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[14]	873	822
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[14]	671	665
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A4, 4.753% 2044[5,14]	12,861	12,926
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4, 3.377% 2045[14]	3,035	3,085
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 2047[11,14]	3,900	3,644
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.325% 2038[5,11,14]	25,000	24,255
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.167% 2046[11,14]	342	226
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00% 2047[5,11,14]	2,035	2,063
JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50% 2047[5,11,14]	1,611	1,623
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[5,11,14]	7,584	7,834
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[5,11,14]	4,751	4,735
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[5,11,14]	4,219	4,293
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[5,11,14]	9,159	9,886
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[5,11,14]	5,657	5,914
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[14]	3,000	3,138
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[5,11,14]	22	22
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.938% 2022[5,11,14]	40,433	40,536
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.188% 2022[5,11,14]	19,567	19,642
Capital Income Builder — Page 30 of 38

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.421% 2049[5,11,14]	$4,500	$4,201
New York Mortgage Trust, Series 2020-SP1, Class A1 3.962% 2060[5,14]	31,141	31,252
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[5,11,14]	5,392	5,602
Progress Residential Trust, Series 2018-SFR1, Class A, 3.255% 2035[5,14]	7,296	7,411
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[5,14]	4,913	5,058
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[5,14]	6,500	6,733
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[5,11,14]	4,894	5,030
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[5,11,14]	9,249	9,299
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[5,11,14]	2,154	2,202
Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.50% 2055[5,11,14]	6,000	6,380
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[5,11,14]	14,291	14,597
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.772% 2057[5,11,14]	2,335	2,316
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[5,11,14]	29,719	30,924
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[5,11,14]	19,090	19,874
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[5,11,14]	17,494	18,022
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[5,11,14]	35,377	37,669
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[5,11,14]	10,567	11,091
Uniform Mortgage-Backed Security 1.50% 2035[14,15]	64,249	65,662
Uniform Mortgage-Backed Security 2.00% 2035[14,15]	1,652,075	1,716,221
Uniform Mortgage-Backed Security 2.50% 2035[14,15]	204,430	214,284
Uniform Mortgage-Backed Security 3.00% 2035[14,15]	153,848	161,468
Uniform Mortgage-Backed Security 3.00% 2050[14,15]	25,014	26,406
Uniform Mortgage-Backed Security 3.50% 2050[14,15]	1,331,689	1,404,307
Uniform Mortgage-Backed Security 4.00% 2050[14,15]	72,319	76,827
Uniform Mortgage-Backed Security 4.50% 2050[14,15]	68,268	73,405
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[14]	4,000	4,385
		7,674,761
Asset-backed obligations 0.29%
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[5,14]	4,010	4,016
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[5,14]	12,814	12,817
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.47% 2031[5,14]	494	495
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.28% 2031[5,14]	2,000	1,997
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 4.80% 2031[5,14]	2,000	1,960
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[5,14]	39,760	40,241
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[5,14]	6,530	6,601
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[5,14]	1,320	1,339
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[5,14]	245	248
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[5,14]	9,264	9,442
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 2035[14]	9	10
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 0.365% 2035[11,14]	52	50
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.315% 2036[11,14]	2,860	2,597
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.315% 2037[11,14]	3,491	3,311
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.325% 2037[11,14]	7,612	7,264
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.53% 2023[5,14]	747	758
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 2025[14]	11,450	11,761
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[14]	6,757	6,832
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[5,14]	2,981	3,004
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[5,14]	5,710	5,777
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[5,14]	38,475	38,956
Capital Income Builder — Page 31 of 38

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[5,14]	$7,000	$7,218
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[5,14]	22,965	24,519
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,14]	10,339	10,718
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,14]	40,645	43,579
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[5,14]	2,963	2,933
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[5,14]	7,221	7,238
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[14]	1,639	1,697
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.305% 2025[5,11,14]	5,611	5,594
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[5,14]	5,335	5,485
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[14]	13,528	13,903
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 0.965% 2026[5,11,14]	3,991	3,967
Westlake Automobile Receivables Trust, Series 2018-2A, Class B, 3.20% 2024[5,14]	42	42
		286,369
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Dominican Republic 5.875% 2060[5]	700	674
Honduras (Republic of) 8.75% 2020	4,450	4,535
Panama (Republic of) 4.50% 2056	2,585	3,503
PETRONAS Capital Ltd. 4.55% 2050[5]	1,925	2,651
Portuguese Republic 5.125% 2024	41,500	48,416
Qatar (State of) 4.50% 2028[5]	7,070	8,566
Qatar (State of) 5.103% 2048[5]	4,800	7,067
Romania 3.50% 2034	€1,770	2,242
Saudi Arabia (Kingdom of) 3.628% 2027[5]	$5,000	5,598
Saudi Arabia (Kingdom of) 3.625% 2028[5]	11,435	12,857
United Mexican States 3.25% 2030	5,965	6,111
United Mexican States 5.00% 2051	2,370	2,781
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	69,403
		174,404
Municipals 0.04% Illinois 0.03%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	$22,485	23,610
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	8,155	8,680
California 0.00%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,998
South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	1,605	1,828
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,166
		2,994
Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 2024	1,565	1,639
Total municipals		40,921
Capital Income Builder — Page 32 of 38

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.04%	Principal amount (000)	Value (000)
Fannie Mae 2.125% 2026	$37,230	$40,712
Total bonds, notes & other debt instruments (cost: $22,215,447,000)		23,901,167
Short-term securities 7.94% Money market investments 7.94%	Shares
Capital Group Central Cash Fund 0.16%[4,16]	74,696,192	7,470,366
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.13%[16,17]	95,000,000	95,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.06%[16,17]	90,000,000	90,000
Invesco Short-term Investments Trust – Government & Agency Portfolio, Institutional Class 0.07%[16,17]	58,407,186	58,407
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.04%[16,17]	15,000,000	15,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%[16,17]	10,000,000	10,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.08%[16,17]	1,000,000	1,000
Total short-term securities (cost: $7,739,497,000)		7,739,773
Total investment securities 104.03% (cost: $90,619,333,000)		101,409,648
Other assets less liabilities (4.03)%		(3,932,166)
Net assets 100.00%		$97,477,482
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 7/31/2020[19] (000)	Unrealized (depreciation) appreciation at 7/31/2020 (000)
90 Day Euro Dollar Futures	Short	13,140	September 2020	$(3,285,000)	$(3,277,773)	$(2,650)
90 Day Euro Dollar Futures	Short	8,162	March 2021	(2,040,500)	(2,036,929)	(882)
2 Year U.S. Treasury Note Futures	Long	8,998	October 2020	1,799,600	1,988,417	1,781
5 Year U.S. Treasury Note Futures	Long	15,618	October 2020	1,561,800	1,969,820	11,215
10 Year Ultra U.S. Treasury Note Futures	Short	2,229	September 2020	(222,900)	(354,968)	(5,996)
10 Year U.S. Treasury Note Futures	Short	3,842	September 2020	(384,200)	(538,180)	(5,394)
20 Year U.S. Treasury Bond Futures	Short	236	September 2020	(23,600)	(43,018)	(1,045)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,071	September 2020	407,100	926,916	45,008
						$42,037
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 7/31/2020 (000)
Purchases (000)	Sales (000)
USD429	EUR380	Morgan Stanley	8/7/2020	$(19)
Capital Income Builder — Page 33 of 38

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 7/31/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 7/31/2020 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$30,600	$(2,227)	$—	$(2,227)
3-month USD-LIBOR	2.194%	3/29/2024	30,800	(2,256)	—	(2,256)
3-month USD-LIBOR	2.21875%	3/29/2024	32,300	(2,395)	—	(2,395)
3-month USD-LIBOR	2.32658%	5/2/2024	139,300	(11,154)	—	(11,154)
3-month USD-LIBOR	2.322%	5/2/2024	591,400	(47,252)	—	(47,252)
3-month USD-LIBOR	2.325%	5/2/2024	1,358,600	(108,704)	—	(108,704)
3-month USD-LIBOR	2.3075%	5/3/2024	591,800	(46,994)	—	(46,994)
U.S. EFFR	0.11%	5/18/2024	628,700	(516)	—	(516)
U.S. EFFR	0.1275%	6/25/2025	271,500	(1,191)	—	(1,191)
U.S. EFFR	0.106%	6/30/2025	119,815	(394)	—	(394)
U.S. EFFR	0.0975%	6/30/2025	147,385	(423)	—	(423)
U.S. EFFR	0.105%	6/30/2025	271,300	(880)	—	(880)
U.S. EFFR	0.10875%	7/6/2025	253,600	(860)	—	(860)
U.S. EFFR	0.0995%	7/9/2025	126,600	(369)	—	(369)
U.S. EFFR	0.105%	7/9/2025	126,600	(404)	—	(404)
U.S. EFFR	0.099%	7/10/2025	311,300	(898)	—	(898)
3-month USD-LIBOR	1.84%	12/20/2029	730,000	(91,000)	—	(91,000)
3-month USD-LIBOR	0.811%	7/27/2050	187,800	(1,774)	—	(1,774)
					$—	$(319,691)
Investments in affiliates4

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Common stocks 0.57%
Utilities 0.00%
E.ON SE20	142,015,200	1,500,000	29,278,000	114,237,200	$(12,906)	$211,228	$65,028	$—
Consumer staples 0.11%
Vector Group Ltd.	—	9,625,518	—	9,625,518	—	(24,001)	2,934	84,897
Convenience Retail Asia Ltd.[2]	51,330,000	—	—	51,330,000	—	(257)	2,648	24,439
								109,336
Information technology 0.00%
VTech Holdings Ltd.[20]	20,089,300	—	14,353,200	5,736,100	(63,432)	36,633	5,480	—
Real estate 0.00%
TAG Immobilien AG20	11,719,901	—	4,484,199	7,235,702	2,688	11,144	7,369	—
Communication services 0.14%
Euskaltel, SA, non-registered shares	11,611,000	—	—	11,611,000	—	869	4,024	108,870
Zegona Communications PLC	14,394,740	—	—	14,394,740	—	4,517	840	21,858
Gannett Co., Inc.[20]	8,547,400	—	8,547,400	—	(26,453)	15,779	—	—
								130,728
Capital Income Builder — Page 34 of 38

unaudited
Investments in affiliates4  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Industrials 0.32%
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	6,052,516	2,576,155	—	8,628,671	$—	$(15,238)	$5,843	$159,984
Trinity Industries, Inc.	—	7,693,900	—	7,693,900	—	4,268	1,828	150,262
								310,246
Consumer discretionary 0.00%
Six Flags Entertainment Corp.[20]	5,487,000	—	5,487,000	—	(130,925)	30,271	5,144	—
AA PLC[3,20]	35,437,759	—	35,437,759	—	(101,922)	88,848	—	—
Dine Brands Global, Inc.[20]	1,095,551	—	1,095,551	—	(80,973)	27,216	1,481	—
								—
Short-term securities 7.66%
Money market investments 7.66%
Capital Group Central Cash Fund 0.16%[16]	42,069,453	149,504,538	116,877,799	74,696,192	(1,704)	(538)	39,576	7,470,366
Total 8.23%					$(415,627)	$390,739	$142,195	$8,020,676
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $256,724,000, which represented .26% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $961,531,000, which represented .99% of the net assets of the fund. This amount includes $841,705,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,846,992,000, which represented 2.92% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Amount less than one thousand.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $239,550,000, which represented .25% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Step bond; coupon rate may change at a later date.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	Purchased on a TBA basis.
[16]	Rate represents the seven-day yield at 7/31/2020.
[17]	Security purchased with cash collateral from securities on loan.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.
[20]	Unaffiliated issuer at 7/31/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Capital Income Builder — Page 35 of 38

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $10,864,583,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $33,136,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $27,367,520,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Income Builder — Page 36 of 38

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$10,438,808	$—	$—	$10,438,808
Utilities	9,089,593	103,107	—	9,192,700
Financials	8,720,089	452,163	—	9,172,252
Consumer staples	8,843,888	—	—	8,843,888
Information technology	8,135,114	—	—	8,135,114
Real estate	5,850,503	55,817	—	5,906,320
Communication services	4,472,395	54,601	—	4,526,996
Energy	4,291,255	—	134	4,291,389
Industrials	3,560,514	295,709	—	3,856,223
Materials	2,893,267	—	—	2,893,267
Consumer discretionary	961,256	—	—	961,256
Preferred securities	86,356	8,060	—	94,416
Rights & warrants	12,037	—	—	12,037
Convertible stocks	1,389,691	—	—	1,389,691
Convertible bonds & notes	—	54,351	—	54,351
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	7,880,865	—	7,880,865
Corporate bonds, notes & loans	—	7,803,135	—	7,803,135
Mortgage-backed obligations	—	7,674,761	—	7,674,761
Asset-backed obligations	—	286,369	—	286,369
Bonds & notes of governments & government agencies outside the U.S.	—	174,404	—	174,404
Municipals	—	40,921	—	40,921
Federal agency bonds & notes	—	40,712	—	40,712
Short-term securities	7,739,773	—	—	7,739,773
Total	$76,484,539	$24,924,975	$134	$101,409,648
Capital Income Builder — Page 37 of 38

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$58,004	$—	$—	$58,004
Liabilities:
Unrealized depreciation on futures contracts	(15,967)	—	—	(15,967)
Unrealized depreciation on open forward currency contracts	—	(19)	—	(19)
Unrealized depreciation on interest rate swaps	—	(319,691)	—	(319,691)
Total	$42,037	$(319,710)	$—	$(277,673)
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts	ICE = Intercontinental Exchange, Inc.
Auth. = Authority	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	MXN = Mexican pesos
CDI = CREST Depository Interest	Ref. = Refunding
CLO = Collateralized Loan Obligations	Rev. = Revenue
CMT = Constant Maturity Treasury	SOFR = Secured Overnight Financing Rate
EFFR = Effective Federal Funds Rate	TBA = To-be-announced
EUR/€ = Euros	USD/$ = U.S. dollars
G.O. = General Obligation
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-012-0920O-S78107	Capital Income Builder — Page 38 of 38